UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 76.42%

Corporate-Backed 3.02%

Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%	12/1/2032	BBB	$2,225	$2,279,802
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2013	AA	2,010	2,107,525
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%	10/1/2032	A	10,000	10,184,100
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%	6/1/2034	BBB	2,000	2,177,500
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	3,750	3,596,438
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%	4/1/2029	A1	7,500	7,696,800
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%	6/1/2017	A+	2,590	2,651,020
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%	6/1/2015	A+	5,275	5,632,592
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2017	A+	2,850	3,103,935
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.84%#	6/1/2013	A+	5,000	5,000,550
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%	12/1/2029	BBB	4,000	4,071,440
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%	9/1/2013	BBB	4,250	4,350,258

Total					52,851,960

Education 3.05%

Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%	12/1/2014	A+	700	756,623
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2013	A+	550	598,389
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%	4/1/2013	NR	4,250	4,250,892
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%	7/1/2036	Aa1	5,250	5,333,527
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%	10/1/2014	A	1,595	1,643,552
MA St Hlth & Edl Facs Auth Univ MA Ser A Rmkt	2.20%	11/1/2030	Aa2	3,600	3,689,856
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%	4/1/2036	AA	14,000	14,266,280
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	1,000	1,084,390
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A2	4,000	4,353,440
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,773,568
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%	5/15/2013	AA-	4,795	5,028,325
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A-	2,000	2,188,920
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,088,470
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A-	100	100,430
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,572,718
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,096,740
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,459,672

Total					53,285,792

General Obligation 11.27%

AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,040,450
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	7,875,555
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AA+	1,275	1,377,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Boston MA Ser A	5.00%	4/1/2014	Aaa	$1,500	$1,671,015
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,798,907
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	Aa2	2,255	2,457,003
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,500	8,553,600
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AA+	7,370	7,996,229
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,853,609
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,088,270
Crawford Cent Sch Dist PA (AG)	3.50%	2/15/2012	Aa3	250	254,365
CT St Ser A SIFMA	1.01%#	5/15/2018	AA	4,000	4,009,760
CT St Ser D	5.00%	11/1/2014	AA	500	567,240
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,809,855
Detroit MI Dist St Aid	5.00%	11/1/2015	AA	6,775	7,531,700
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,685,010
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,129,890
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	AAA	1,695	1,867,788
El Paso TX (AGM)	5.75%	8/15/2012	AA+	500	530,245
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	278,615
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%	2/15/2012	AA+	500	514,585
Gilroy CA Unif Sch Dist Bd Antic Nts	5.00%	4/1/2013	NR	4,000	4,243,920
Harris Cnty TX Ctfs Oblig	5.50%	8/15/2020	AAA	1,000	1,058,180
Hartford CT	5.625%	2/1/2013	A1	590	638,669
Hartford CT (AG)	4.00%	11/15/2013	AA+	1,320	1,408,546
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,956,955
HI St Ser DG (AMBAC)	5.00%	7/1/2012	AA	50	52,337
HI St Ser DQ ETM	5.00%	6/1/2014	Aa2	1,640	1,842,278
HI St Unref Bal Ser DQ	5.00%	6/1/2014	AA	1,860	2,077,434
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,777,222
IL St	5.00%	1/1/2013	A+	5,000	5,251,700
IL St	5.00%	1/1/2013	A+	2,555	2,683,619
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA+	7,000	7,819,490
IL St Ser A	5.00%	10/1/2017	A+	5,675	5,937,242
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	10,017,756
Kankakee Cnty IL Sch Dist No 111 (NPFGC)(FGIC)	3.75%	1/1/2013	A	2,200	2,259,356
King Cnty WA Ltd Tax Ser B	4.50%	1/1/2013	AAA	80	84,769
Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%	7/1/2012	Aa2	1,065	1,113,702
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,153,661
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AA+	500	528,365
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	AA+	500	554,165
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2012	AA+	250	256,520
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	80,243
Miami-Dade Cnty FL Seaport Ser C	4.25%	10/1/2017	Aa2	6,320	6,905,105
MN St Hwy & Var Purp	5.00%	8/1/2014	AAA	1,200	1,355,640
MS Dev Bk Spl Oblig Jackson GTD ETM	5.00%	1/1/2012	Aa2	75	76,741
New York City NY Ser C	5.00%	8/1/2013	AA	2,050	2,231,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

New York City NY Ser K (AGM)	5.00%	8/1/2013	AA+	$1,500	$1,634,235
New York City NY Subser H-5	1.50%#	3/1/2034	A	4,750	4,750,000
OH St Common Sch Ser C	5.00%	9/15/2014	AA+	8,525	9,604,862
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,132,790
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%	8/1/2012	AA	500	522,590
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	12,951,084
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	7,500	7,847,775
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	A3	4,025	4,340,238
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%	8/1/2031	Baa1	7,500	7,606,350
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%	7/15/2012	AA	475	497,729
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,126,700
Strafford Cnty NH Tax Antic Nts	6.50%	12/30/2011	NR	5,600	5,629,232
Territory of Guam Ser A	5.75%	11/15/2014	B+	3,300	3,407,118
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	2,965,902
Waterbury CT (AG)	4.00%	9/1/2013	AA+	1,700	1,798,226
Waterbury CT (AG)	4.00%	9/1/2014	AA+	1,700	1,814,631
Woonsocket RI	7.125%	6/15/2016	Ba1	4,000	4,033,240

Total					196,918,929

Health Care 14.68%

AL Hlthcare Auth For Baptist Ser A	6.00%	11/15/2036	A3	2,000	2,045,580
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2012	B+	5,815	5,762,200
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2013	B+	2,000	1,972,400
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	9,440	10,456,594
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.14%#	5/15/2038	Aa3	4,000	4,007,480
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%	1/1/2014	AA-	2,000	2,158,460
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%	11/15/2012	Baa2	2,150	2,189,646
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A	2,000	2,146,160
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A	3,500	3,796,520
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	AA-	1,205	1,324,102
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	Baa2	1,095	1,114,184
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	Baa2	1,160	1,205,982
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	Baa2	1,220	1,284,209
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB	1,200	1,218,780
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB	1,075	1,100,607
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+	13,150	14,138,222
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+	2,025	2,084,899
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB	1,060	1,093,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		$2,275	$2,512,715
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,167,280
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,000	5,289,450
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,124,140
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,308,758
CO Hlth Facs Auth Rev Total Longterm Care Natl Ser A	4.25%	11/15/2015	BBB-	(a)	1,440	1,440,504
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	4.00%	7/1/2012	A		1,240	1,275,290
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2013	A		1,915	2,042,558
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,225,541
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,178,535
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	AA+		7,625	8,643,776
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(a)	2,640	2,674,241
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(a)	2,965	3,102,398
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(a)	2,950	3,103,931
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,558,720
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,857,140
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,277,890
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,173,191
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,102,618
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,154,258
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA		1,000	1,027,560
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,042,540
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,126,960
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A2		100	107,384
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AA+		500	508,555
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,650	3,947,511
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	AA		10,900	12,022,046
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-		3,680	3,810,530
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-		3,600	3,731,580
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-		2,855	2,935,597
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,648,100
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2		2,000	2,113,160
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	1,001,440
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,728,905
KS St Dev Fin Auth Hosp Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,042,720
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BBB-		575	581,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	$3,000	$3,211,830
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR	1,750	1,759,153
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	3,083,220
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	AA-	400	452,304
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	4,430	4,418,083
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA+	1,335	1,471,277
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA+	565	628,709
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,293,307
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,340,176
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,071,630
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	995	1,070,411
Newport Beach CA Rev Hoag Mem Hosp Presbyterian Ser D	5.00%	12/1/2038	AA	3,000	3,192,270
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,215,783
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	Baa1	2,035	2,132,965
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,053,400
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	428,996
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	2,000	2,171,980
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,356,464
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA+	2,420	2,615,512
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,656,689
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,572,631
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,000	5,351,650
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,703,990
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,043,425
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,099,570
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,661,535
St. Paul MN Hsg & Redev Auth Gillette Children’s Specialty	3.00%	2/1/2012	A-	1,250	1,266,163
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,414,555
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,185,790
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2013	AA-	1,500	1,562,940
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,357,187
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	5,750	5,726,252
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,260,300

Total					256,518,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.47%

CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa1	$3,220	$3,201,549
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	4,989,900

Total					8,191,449

Lease Obligations 12.07%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA+	1,500	1,688,775
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AA+	3,500	3,770,130
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,232,078
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,514,679
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,772,572
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2015	A	5,420	5,940,808
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%	7/15/2013	AA+	1,670	1,789,722
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2012	AA-	1,250	1,311,300
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,844,500
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	2,029,009
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,584,417
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AA+	2,500	2,652,150
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%	10/1/2014	AA+	5,500	6,223,580
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,961,179
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa3	2,815	3,171,858
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%	10/1/2013	AA-	1,500	1,570,965
Lee Cnty FL Sch Brd Ser A COP	4.00%	8/1/2013	Aa3	4,425	4,617,222
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2013	A+	4,055	4,246,234
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2014	A+	6,360	6,705,412
MA St Ser A	0.75%#	2/1/2015	Aa1	2,500	2,496,525
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,286,140
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,569,212
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,745,585
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	Aa2	4,050	4,415,148
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	Aa3	2,000	2,213,380
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	Aa3	75	84,337
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,187,936
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	Aa3	5,860	6,243,478
MN St 911 Rev Pub Safety Commn	5.00%	6/1/2013	AA+	2,465	2,660,573
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AA+	3,000	3,270,930
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%	9/1/2029	AA+	5,000	5,459,000
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	A+	2,625	2,857,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AA+	$1,830	$1,978,797
NJ Econ Dev Auth Sch Facs Constr Ser W ETM	5.00%	9/1/2012	A+	350	369,166
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AA+	2,975	3,259,678
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2012	A+	6,150	6,409,653
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	A+	3,150	3,371,949
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	A+	1,225	1,397,480
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AA+	2,910	3,275,292
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,529,082
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	7,075	7,696,468
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	10,000	10,393,000
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%	10/1/2013	AA	425	463,781
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%	8/1/2032	Aa3	2,500	2,724,875
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%	7/1/2036	A3	4,945	5,068,576
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	A3	4,145	4,554,360
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%	8/1/2027	Baa1	7,500	7,627,350
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.09%#	3/1/2040	Aa3	3,570	3,570,000
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,099,050
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	2,987,009
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AA+	1,000	1,084,010
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	Aa2	2,705	2,939,415
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%	12/1/2011	NR	5,315	5,353,215
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,543,928
Weber UT Muni Bldg Auth	4.00%	12/15/2013	AA-	1,770	1,883,599
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%	1/1/2012	AAA	1,305	1,335,250

Total					211,031,602

Other Revenue 7.43%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	Ba2	1,580	1,629,454
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,378,600
Dallas TX Civic Ctr (AG)	5.00%	8/15/2014	AA+	300	327,747
Everett WA Pub Facs Dist	2.50%#	4/1/2036	AA+	11,790	11,790,000
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,606,624
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,510,700
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2013	AAA	2,615	2,827,207
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,772,765
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	10,000	10,299,100
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	Baa1	4,000	4,242,800
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1A Rmkt	1.60%	10/1/2037	A	4,000	4,008,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	Baa3	$10,000	$9,967,500
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	NR	4,500	4,567,725
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	3,082,350
Miami-Dade Cnty FL Indl Dev Auth Wst Mgmt Inc Rmkt	1.25%	9/1/2027	BBB	3,000	3,002,190
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,231,454
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,698,623
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,354,950
MS Business Fin Corp Wst Mgmt Inc Pj	1.75%	3/1/2029	BBB	1,000	1,001,120
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	87,040
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	77,491
OH St Air Quality Dev Auth Envr Impt USX Pj	5.00%	11/1/2015	BBB	1,000	1,010,500
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB	3,000	2,964,120
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB	12,000	11,856,480
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,237,480
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,274,300
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	1.75%	6/1/2020	BBB	3,000	3,002,760
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	10,100,400

Total					129,909,760

Pre-Refunded 0.01%

Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%	6/1/2032	NR	100	105,135

Special Tax 0.40%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,402,791
PA Intergovtl Cooperation Auth Philadelphia Fdg Pg	5.00%	6/15/2012	AA	1,500	1,567,995

Total					6,970,786

Tax Revenue 3.63%

AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,910,992
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,189,256
CA St Econ Recovery Ser A	5.25%	7/1/2013	Aa3	1,915	2,089,342
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,814,873
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	AAA	1,130	1,285,273
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,362,458
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,117,105
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,725,561
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,091,900
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	208,080
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,909,370
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,688,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C	4.00%	10/1/2012	A+	$2,940	$3,047,692
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	275,085
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,828,306
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	3,775	4,081,945
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA+	750	780,240
Tallahassee FL Blueprint 2000 Intergovtl Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,248,008
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,270,807
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,528,137

Total					63,453,044

Tobacco 0.82%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	5,500	5,653,670
Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,000	8,597,120

Total					14,250,790

Transportation 6.05%

Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,952,020
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,245,400
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,694,025
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,717,930
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,533,903
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AA+	75	76,518
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	Baa1	3,450	3,578,064
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	6,550	6,793,136
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2017	AA	2,000	2,335,380
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	78,384
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,114,760
Houston TX Arpt Sys Rev Sub Lien Ser B(c)	5.00%	7/1/2017	A	1,500	1,695,705
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,743,850
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,479,315
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	81,969
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,125,050
Metro Transn Auth NY Ser B	5.00%	11/15/2023	A	4,600	4,863,028
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,496,320
NY St Twy Auth Secd Ser A-1	5.00%	4/1/2018	AA	3,405	3,950,209
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,264,912
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	A+	5,000	5,555,400
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2042	A2	2,000	2,117,720
North TX Twy Auth Rev Sys 1st Tier Ser L-2	6.00%	1/1/2038	A2	1,900	2,039,783
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,643,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	$825	$906,287
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,504,475
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA+	5,000	5,498,700
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%	10/1/2012	A1	3,465	3,656,892
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,188,720
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%	7/1/2012	A-	1,390	1,391,404
Tulsa OK Arpts Impt Tr Rev Amer Airlines Corp	7.35%	12/1/2011	B-	8,100	8,101,539
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	226,237
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	81,506

Total					105,731,713

Utilities 13.52%

Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA+	1,875	2,059,013
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,800,385
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%	7/1/2013	AA	2,850	3,049,814
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,323,674
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	Ba3	3,050	3,232,664
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,082,180
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA+	2,500	2,699,275
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,386,869
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%	12/1/2012	A1	10,000	10,354,100
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aaa	180	196,576
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,369,400
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,691,525
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	50	52,304
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	BBB+	5,000	5,190,650
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	BBB+	2,100	2,240,490
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%	3/1/2030	A1	12,750	12,740,820
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%	2/1/2033	A1	4,000	4,067,360
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,076,060
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,767,391
Intermountain Pwr Agy UT Ser A	5.00%	7/1/2012	A+	3,015	3,148,293
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,212,936
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,087,800
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	50,563
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,118,340
Las Vegas Vly NV Wtr Dist Adj Wtr Impt Ser C	3.00%#	6/1/2036	AA+	8,500	8,500,000
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,500	2,755,950
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA+	4,410	4,698,370
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-	4,925	5,287,677
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-	5,000	5,276,400
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-	9,505	10,460,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	BBB	$2,500	$2,586,525
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA	340	376,142
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,066,955
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2018	A	3,145	3,542,842
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	BBB	5,000	5,443,750
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,111,600
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	53,142
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,505,600
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3	3,500	3,638,880
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	1,500	1,679,460
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1	5,000	5,151,700
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,052,080
PA Econ Dev Fing Auth Exelon Generation Ser A	5.00%	12/1/2042	A3	2,500	2,567,800
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,014,210
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,229,440
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,375,463
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,626,540
Riverside CA Swr Rev	4.00%	8/1/2013	AA	1,750	1,861,720
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,085,110
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A	10,000	10,392,700
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	4,120	4,068,376
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2	1,000	1,077,860
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,031,290
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,636,350
TN Enrg Acq Corp Ser A	5.00%	9/1/2012	Ba3	1,500	1,546,980
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	Ba3	3,615	3,769,107
TN Enrg Acq Corp Ser C	5.00%	2/1/2013	BBB	5,965	6,191,133
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,468,252
Truckee Meadows NV Wtr Auth	5.00%	7/1/2015	Aa2	5,000	5,604,550
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,850	9,138,687
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,082,910
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+	4,000	4,284,280
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,121,420

Total					236,360,081

Total Municipal Bonds (cost $1,311,802,922)					1,335,579,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 23.33%

Variable Rate Demand Notes

Corporate-Backed 0.79%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.61%	7/7/2011	1/1/2014	NR		$1,480	$1,480,000
MS Business Fin Corp Grand Alliance LLC Pj	1.31%	7/7/2011	1/1/2033	BBB-		12,275	12,275,000

Total							13,755,000

Education 1.93%

Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.51%	7/7/2011	2/1/2029	Ba2		1,680	1,680,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.99%	7/7/2011	10/1/2028	BBB-	(a)	3,000	3,000,000
Clark Cnty NV Econ Dev Rev Bishop Gorman High Sch Pjs	3.99%	7/7/2011	2/1/2036	Ba3		6,820	6,820,000
Hesperia CA Unif Sch Dist Interim Sch Fac Funding Pg (AGM)	4.00%	7/7/2011	2/1/2038	AA+		12,000	12,000,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	1.41%	7/7/2011	12/1/2020	Ba2		4,735	4,735,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.34%	7/7/2011	7/1/2016	A		5,000	5,000,150
Wilmore KY Indl Bldg Rev Asbury Theological Pj	1.31%	7/7/2011	8/1/2031	Ba2		485	485,000

Total							33,720,150

General Obligation 1.25%

IL St Ser B	3.10%	7/6/2011	10/1/2033	A+		17,900	17,900,000
New York City NY Adj Subser H-2	1.75%	7/1/2011	1/1/2036	A		4,000	4,000,000

Total							21,900,000

Health Care 5.57%

Albany-Dougherty Cnty GA Hosp Auth Ser B	1.23%	7/1/2011	9/1/2032	BBB-		28,150	28,150,000
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	4.76%	7/1/2011	7/1/2038	BB		1,480	1,480,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	1.31%	7/7/2011	7/1/2034	Ba2		4,200	4,200,000
LA Pub Facs Auth Rev Blood Ctr Pj	1.51%	7/7/2011	10/1/2030	Ba2		3,265	3,265,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.50%	7/6/2011	9/1/2027	BB		16,265	16,265,000
Oakbend Med Ctr TX Hosp Rev	1.23%	7/1/2011	12/1/2038	Ba2		17,535	17,535,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.27%	7/1/2011	7/1/2036	A3		12,530	12,530,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	1.13%	7/7/2011	3/1/2035	A1		12,540	12,540,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	7/6/2011	2/1/2022	A3	$1,455	$1,455,000

Total						97,420,000

Housing 0.18%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.51%	7/7/2011	7/1/2018	BBB-	3,140	3,140,000

Lease Obligations 7.53%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	0.76%	7/1/2011	6/1/2032	Aa1	26,650	26,650,000
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	0.96%	7/1/2011	6/1/2034	AA+	52,010	52,010,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.96%	7/1/2011	6/1/2034	AA+	53,025	53,025,000

Total						131,685,000

Other Revenue 2.73%

CA Statewide Cmntys Dev Auth YMCA East Bay Pj	5.40%	7/6/2011	6/1/2027	Ba3	7,020	7,020,000
LA Pub Facs Auth Rev Cenikor Fndtn Pj	1.51%	7/7/2011	4/1/2021	Ba2	2,215	2,215,000
LA Pub Facs Auth Rev Spicy Girls Avery Island	1.31%	7/7/2011	2/1/2033	Ba2	7,235	7,235,000
MS Business Fin Corp Vly Svcs Inc Ser A	1.31%	7/7/2011	7/1/2023	Ba2	9,745	9,745,000
New York City NY Indl Dev Agy Amern Society Technion Pj	5.40%	7/6/2011	10/1/2033	Baa1	11,510	11,510,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	7/7/2011	8/1/2026	BBB	9,950	9,950,000

Total						47,675,000

Transportation 0.44%

Sarasota-Manatee Arpt Auth FL	0.27%	7/1/2011	8/1/2014	BBB+	7,690	7,690,000

Utilities 2.91%

Colorado Springs CO Utils Sys Impt Ser A	2.75%	7/7/2011	11/1/2037	AA	15,000	15,000,000
Las Vegas Vly NV Wtr Dist Adj Wtr Impt Ser B	3.00%	7/1/2011	6/1/2036	AA+	28,105	28,105,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND June 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

New York City NY Muni Wtr Fin Auth Ser F-1	2.60%	7/1/2011	6/15/2033	AAA	$7,700	$7,700,000

Total						50,805,000

Total Short-Term Investments (cost $407,790,000)						407,790,150

Total Investments in Securities 99.75% (cost $1,719,592,922)						1,743,369,749

Cash and Other Assets in Excess of Liabilities 0.25%						4,388,972

Net Assets 100.00%						$1,747,758,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.47%

MUNICIPAL BONDS 99.47%

Corporate-Backed 7.76%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$5,500	$5,055,050
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		1,500	1,321,230
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		1,500	1,569,435
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,561,371
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	4,058,438
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		1,000	1,021,130
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,299,400
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		1,790	1,729,587
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,300	3,549,513
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+		1,900	1,822,195
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		7,980	8,186,762
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,518,491
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BBB-		8,000	8,007,120
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	Baa3		10,000	9,979,200
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+		7,000	7,531,930
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+		12,600	14,055,426
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	BB-		3,600	3,710,700
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	1,013,000
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	897,970
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,933,119
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		6,605	6,889,345
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,530,100
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,255,935
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		3,000	2,492,580
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	780,848
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,044,920
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,161,780
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,029,600
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,648,460
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	1,000,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB	$5,000	$5,266,300
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	3,000	2,852,850
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	10,050	10,169,595
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-	4,940	4,939,555
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR	2,400	2,434,488
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,442,699
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-	150	150,141
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	250	239,000
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	Caa2	2,500	2,586,875
Valdez AK Marine Term Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A	2,000	2,194,660
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	833,830
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,512,800
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	6,000	6,672,300
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR	2,000	1,976,860

Total					164,926,598

Education 5.59%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	1,931,213
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,217,711
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A-	150	158,765
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,687,453
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,256,866
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	572,120
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,041,481
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+	1,000	1,025,810
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,106,130
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A-	500	538,510
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,019,618
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,382,900
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,884,253
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	1,833,940
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,304,875
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	844,600
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,688,000
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,375,796
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,700	2,585,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR	$250	$100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,301,690
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,159,043
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,128,270
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	750,744
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	510,805
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,166,961
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA+	4,270	4,418,126
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,440,349
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	3,055	3,287,180
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,594,950
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,131,260
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,450,608
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,117,428
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,174,930
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,798,528
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	4,049,127
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,072,387
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,510,750
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,835,550
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,695,940
Univ of CO Entrprse Sys Ser A	5.00%	6/1/2018	Aa2	1,250	1,472,113
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,125,420
Univ of North TX Rev Fing Sys	4.00%	4/15/2020	Aa2	4,680	5,061,092
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,030	2,356,850
Univ of Toledo OH	5.00%	6/1/2017	A+	1,855	2,085,243
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,283,007
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,112,200
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,883,150
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA+	3,980	4,331,235

Total					118,860,902

General Obligation 15.68%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A2	875	988,995
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A2	730	822,593
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,429,941
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,018,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	$3,190	$3,497,197
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,105,870
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,698,725
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,199,059
CA St	5.00%	8/1/2018	A1	3,000	3,349,590
CA St (AGM)	5.00%	8/1/2016	AA+	2,000	2,240,840
CA St Var Purp	5.25%	10/1/2020	A1	10,000	11,234,600
CA St Var Purp	5.25%	3/1/2022	A1	6,320	6,950,926
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	548,720
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,632,580
Chicago IL Brd of Ed Ser F	5.00%	12/1/2017	Aa2	1,500	1,611,090
Chicago IL Pjs Ser A (AGM)	5.00%	1/1/2027	AA+	10,000	9,989,200
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,979,968
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,595	8,661,946
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA+	1,415	1,555,481
Comwlth of PA	5.00%	7/1/2019	Aa1	6,000	7,056,060
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,826,764
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,514,267
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	1,981,628
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,277,950
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,473,688
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	Aa2	675	778,498
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,661,495
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,832,850
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	16,851,000
FL St Brd of Ed Cap Outlay 2008 Ser G(c)	5.00%	6/1/2024	AAA	10,000	11,113,200
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA+	3,125	3,189,594
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aaa	500	553,790
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,370,081
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,308,460
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,764,450
Henry Cnty GA Sch Dist(c)	4.50%	8/1/2022	AA+	9,060	10,195,399
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	274,889
HI St Ser DR	5.00%	6/1/2018	AA	3,160	3,699,444
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,340,611
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,767,900
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	4,958,874
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,524,991
IL St Ser A	5.00%	10/1/2017	A+	5,000	5,231,050
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,314,883
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,797,016
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A2	200	217,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA+	$2,730	$2,943,213
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA+	9,520	9,918,126
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,711,820
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,896,150
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,822,455
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	5,798,246
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA+	1,125	1,245,038
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,879,575
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	Aa2	500	555,530
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,600	1,934,944
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,627,232
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,615,109
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,787,286
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	Aa1	5,225	5,908,273
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,668,373
Milwaukee WI Corp Purp Ser B4	5.00%	5/15/2024	Aa1	5,510	6,140,344
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,135,730
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AA+	1,495	1,641,839
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,273,507
NC St Ser C	5.00%	5/1/2021	AAA	10,955	13,073,478
New York City NY Sub Ser A-4	5.00%	8/1/2023	AA	11,850	13,187,628
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AA+	475	522,966
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,169,780
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,326,571
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA+	2,245	2,272,838
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA+	1,315	1,446,566
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	565,830
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,915,188
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,047,689
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,562,918
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA+	3,000	3,107,580
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	A3	2,705	2,928,054
Puerto Rico Comwlth Pub Impt Ser E(c)	5.375%	7/1/2030	A3	10,000	9,727,500
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	878,280
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	2,912,716
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,764,540
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,825,413
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,645	1,698,397
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AA+	500	564,115
UT St Ser A	5.00%	7/1/2024	AAA	5,000	5,741,050
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,252,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	$250	$276,263
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AAA	500	583,195
Woonsocket RI	7.125%	6/15/2016	Ba1	4,500	4,537,395
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA+	1,000	1,092,510
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA+	1,195	1,295,380
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,203,247

Total					333,374,929

Health Care 18.01%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,755,380
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,513,610
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	200	213,522
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,250	3,049,963
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	830,768
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,030,650
Birmingham-Baptist AL Med Ctr Spl Care Fing Baptist Hlth Sys Inc Ser A	5.25%	11/15/2016	Baa2	2,605	2,730,743
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,365,088
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	1,750	1,815,345
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,085,920
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,171,080
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,272,800
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3	3,000	3,116,070
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.00%	8/15/2019	AA-	2,000	2,219,060
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2020	AA-	1,150	1,311,644
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2	2,000	2,100,600
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2	2,245	2,314,168
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2019	A+	6,000	6,760,920
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB	1,600	1,676,144
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR	175	168,527
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.25%	1/15/2023	AA-	2,895	3,130,074
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-	4,455	4,829,933
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR	1,500	1,515,510
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA	6,000	6,713,880
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2020	AA	1,925	2,125,008
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA	6,535	7,124,000
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-	550	552,706
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-	1,000	954,220
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA+	1,000	1,021,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(a)	$3,085	$2,980,943
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,023,280
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,055	4,982,663
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	A+		1,845	2,020,995
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(a)	3,535	3,752,332
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(a)	2,000	2,118,720
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	3,951,360
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,102,618
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		20	21,226
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,524,120
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3		2,070	2,230,073
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,322,597
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+		1,400	1,427,286
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA		1,000	986,030
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,604,562
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,081,170
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,212,010
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,311,720
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,081,580
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR		185	3,700
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA+		2,000	2,205,480
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA+		2,000	2,199,880
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	1,958,250
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3		1,000	1,070,820
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR		785	763,428
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA+		4,350	4,837,069
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA+		4,400	4,848,888
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA+		2,000	2,165,140
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR		1,000	963,140
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR		2,500	2,292,525
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+		3,275	3,204,653
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	1,001,440
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,728,905
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-		1,580	1,804,629
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-		1,775	1,982,782
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+		3,200	3,344,224
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-		7,500	7,388,850
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		5,000	4,999,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	$4,905	$5,247,859
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	5,871,733
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,873,097
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,844,758
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2022	AA+	1,000	971,200
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2023	AA+	1,635	1,562,406
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2017	AA+	2,630	2,806,920
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA+	2,115	2,244,734
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	2,997,768
Miami Beach FL Hlth Facs Auth Mount Sinai Med Ctr	6.75%	11/15/2021	Baa3	3,000	3,098,460
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA+	4,500	4,861,350
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,831,112
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,032,491
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,130,620
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2016	A-	2,000	2,157,580
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2017	A-	2,500	2,667,700
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2018	A-	3,000	3,136,230
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,830,950
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,733,772
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,475	3,738,370
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,601,955
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,215,920
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	6,926,947
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	1,945,736
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	4,943,100
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA+	5,455	6,009,664
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	1,998,580
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	1,000	1,010,550
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,173,240
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	BBB+	1,600	1,783,232
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	BBB+	2,000	2,208,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2020	BBB+	$2,000	$2,122,060
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,037,920
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,238,710
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,265,900
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	8,900,480
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	4,933,100
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	1,992,280
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	10,122,700
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,451,380
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,400	2,257,944
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,157,780
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,482,040
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,505,978
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,827,560
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,850,294
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,271,983
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,910	1,914,412
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA+	3,280	3,593,207
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,018,328
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,528,336
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,290,625
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,140,080
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	5,678,585
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,184,274
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,028,070
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,191,563
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,592,715
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA+	2,230	2,439,352
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	3,750	3,729,225
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,340	3,437,161
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	8,160	8,665,430
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,095,560
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,565,488

Total					382,935,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.76%

Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	$2,045	$2,224,367
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	Aa2	240	267,127
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,085,300
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Lofts Pj Ser B	5.00%	1/1/2012	NR	765	761,244
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	4,989,900
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,431,617
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,654,967
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	245	249,040
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,460,243

Total					16,123,805

Lease Obligations 10.42%

Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	647,186
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AA+	4,500	4,944,510
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,018,634
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,666,180
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	3,062,934
CA St Pub Wrks Brd Dept Corrections & Rehab Ser F (NPFGC)(FGIC)	5.25%	11/1/2017	A2	250	280,165
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,282,183
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	A2	315	337,167
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	12,466,864
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,202,524
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	175	175,371
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,143,010
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,644,163
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA+	3,800	4,165,484
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,404,920
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	6,901,323
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	6,308,156
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,047,366
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,465,298
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,153,000
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	594,200
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	517,230
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,467,880
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	1,765,790
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,129,280
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2022	AA+	2,300	2,407,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	$8,445	$8,983,960
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,022,457
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA+	2,000	2,259,300
Lexington Fayette Urban Cnty Govt Pub Facs Corp. Lease Eastern St Hosp Ser A	5.00%	6/1/2024	Aa3	6,800	7,265,188
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,181,499
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,940,288
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	2,884,611
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,045,998
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	7,124,939
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,092,310
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,459,500
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	13,515,102
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.725%#	4/1/2014	Aa3	200	192,610
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,138,230
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,311,360
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AA+	400	446,084
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	A+	8,125	8,746,969
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	A+	1,425	1,563,581
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	A+	3,000	3,254,070
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	A+	1,500	1,645,995
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	5,000	5,537,400
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	Aa3	210	228,650
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,107,840
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,265,632
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,838,110
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,387,903
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser A (AGM)	5.00%	10/1/2023	AA+	8,000	8,676,560
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA+	2,775	3,137,082
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,415,585
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,059,032
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	825,758
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	4,055,863
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A1	2,000	2,129,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014		NR		$170	$173,101
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021		A3		5,000	5,422,600
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016		Aa1		5,475	6,403,888
WI St Rev Ser A	5.25%	5/1/2020		AA-		2,175	2,503,925

Total							221,441,441

Other Revenue 3.38%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017		Ba2		1,935	1,956,556
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030		NR		1,200	1,042,752
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018		NR		1,900	1,844,634
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018		BBB-		1,400	1,522,822
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019		BBB-		2,715	2,933,856
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A(c)	5.00%	6/1/2021		Aa1		5,425	6,253,018
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025		BBB-		5,110	4,740,036
FL Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033		BB+	(a)	4,650	4,605,267
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016		AAA		1,000	1,135,590
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020		AAA		7,645	8,597,873
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017		BBB		1,000	999,390
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018		BBB		1,000	993,440
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019		BBB		1,600	1,567,744
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-		4,455	4,587,625
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR		1,000	830,860
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012		NR		4,500	4,567,725
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		400	10,000
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB		5,000	4,868,250
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+		3,225	3,552,595
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		2,000	2,205,820
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+		2,500	2,902,850
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015		AA		2,145	2,440,989
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB		5,000	5,137,150
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024		BBB-		2,400	2,274,432
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012		NR		250	246,078

Total							71,817,352

Special Tax 1.95%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020		NR		3,000	3,124,890
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012		AA-		170	177,585
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021		NR		5,000	5,189,500
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031		NR		3,000	3,108,480
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024		A		6,000	5,844,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		$5,000	$3,934,250
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-		1,700	1,746,359
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1		6,415	6,780,270
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR		470	454,871
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-		1,210	1,187,204
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-		1,540	1,512,295
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-		1,675	1,692,654
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2		6,595	6,178,658
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3		500	566,415

Total						41,497,851

Tax Revenue 4.79%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		3,500	4,129,405
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	Aa1		500	551,720
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3		140	157,815
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA+		3,000	3,436,200
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-		5,000	5,540,500
IL St Build IL	5.00%	6/15/2019	AAA		5,000	5,530,600
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB+	(a)	3,250	3,266,803
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,407,867
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,139,050
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,514,716
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,869,050
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,161,948
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		3,000	2,999,820
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AA+		5,000	5,613,050
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	17,518,943
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		3,000	3,140,760
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,859,659
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,069,871
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,338,640
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA+		1,000	1,128,320
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA+		1,000	1,120,720
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AA+		6,495	7,305,771
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,898,186
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-		1,000	1,004,310
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-		1,000	1,059,230
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,057,900
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,768,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		$3,000	$3,230,370
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,100,280

Total						101,920,479

Tobacco 1.75%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	Baa3		5,995	4,920,936
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB		2,500	2,587,200
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		10,000	7,373,300
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	2,970	2,341,489
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	3,925	3,194,989
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		6,180	5,056,105
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,053,850
Railsplitter Tob Sttlmnt Auth	6.25%	6/1/2024	A-		8,500	8,840,425
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	A		1,820	1,822,075

Total						37,190,369

Transportation 10.32%

Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1		3,000	3,402,990
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-		7,000	6,958,140
CA Foothill Eastern Transn Corridor Agy Conv Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	Baa1		3,495	3,474,100
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1		500	546,885
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-		750	815,970
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-		1,000	1,079,310
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-		2,000	1,990,700
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A1		2,250	2,391,435
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA+		3,500	3,713,325
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA+		2,800	2,859,948
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3		250	278,508
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA+		3,905	4,172,453
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		635	700,554
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		390	430,262
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+		515	568,166
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		460	507,488
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	Baa1		10,900	7,435,326
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1		2,000	2,074,240
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2022	AA		4,790	5,430,662
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2023	AA		7,260	8,137,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	$10,000	$11,312,300
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	553,095
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,198,230
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	10,927,900
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,323,454
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,141,060
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,547,840
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,573,038
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,564,877
Los Angeles CA Hrbr Dept Rev Ser B(c)	5.00%	8/1/2024	AA	1,500	1,658,655
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,953,950
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,477,065
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,007,410
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,609,192
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,556,280
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	530,395
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AA+	500	561,915
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,502,800
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+	350	370,780
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	10,513,300
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,461,867
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2021	AA-	2,175	2,412,727
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	AA	2,435	2,648,963
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	510,590
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,567,650
NY St Thwy Auth Ser A-1	5.00%	4/1/2024	AA	5,000	5,527,050
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,176,640
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	3,892,455
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA+	1,270	1,450,073
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	15,936,626
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA+	3,500	3,934,420
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA+	2,500	2,793,075
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	7,442,470
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,103,320
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	7,187,440
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,414,363
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,728,460
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	2,763,955
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	5,523,544
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A+	2,500	2,613,075
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A	500	552,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA+	1,650	1,812,508
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,105,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	$2,365	$2,778,449
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,299,320

Total					219,487,898

Utilities 19.06%

Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,691,314
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,133,140
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	3,350	3,291,275
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA+	4,800	5,110,224
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	12,805	14,986,204
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,741,983
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,169,530
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,360,650
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA+	1,000	1,168,830
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,085,790
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,916,225
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB	5,265	5,175,126
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser B	4.70%	9/1/2024	BBB	6,000	5,895,720
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A1	2,170	2,428,968
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,381,177
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	3,911,705
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	AA-	3,000	3,174,480
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	7,681,500
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AA+	1,000	1,152,040
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,563,650
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,823,312
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,888,575
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,682,925
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,643,950
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	5,000	5,350,400
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	4,022,018
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA+	3,140	3,470,171
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	500	549,265
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	BBB	3,500	3,569,300
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%	11/1/2015	A3	2,500	2,526,850
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA+	3,975	4,463,726
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA+	8,615	9,623,730
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%	5/1/2014	Aa2	90	98,793
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	500	511,470
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,260,160
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2022	AA-	4,250	4,852,650
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,276,280
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA-	4,705	5,320,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	$3,130	$3,548,575
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,455,559
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,087,740
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,467,725
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	1,650	1,901,262
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%	1/1/2019	AA+	500	586,635
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	AA+	3,000	3,491,100
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	5,250	5,260,027
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A	1,145	1,253,328
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	4,000	4,443,240
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	6,190	6,909,897
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	BBB	10,000	10,887,500
NC Eastern Muni Pwr Agy Ser A	5.00%	1/1/2019	A-	2,245	2,490,042
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-	1,000	1,089,780
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AA+	3,000	3,437,910
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA	2,515	2,974,541
Northern CA Gas Auth No 1	0.923%#	7/1/2027	A	4,265	3,005,119
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	1,000	1,142,970
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	685,680
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2	500	562,220
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	Baa1	5,000	5,185,400
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2	3,250	3,500,055
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	3,000	3,358,920
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	8,000	8,449,600
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A+	500	547,225
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A3	20,000	18,939,400
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,249,764
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,031,658
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,078,250
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA+	2,500	2,761,650
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	1,939,432
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,184,577
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,150	1,290,082
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	8,449,848
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,243,400
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	10,289,556
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB+	525	554,463
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,411,244
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2	2,475	2,719,431
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,626,540
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3	2,000	2,149,640
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,712,775
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	1,620	1,599,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+	$780	$819,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+	620	651,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+	620	651,000
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,173,720
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	5,826,550
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	5,691,500
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,950,889
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA+	5,000	5,396,550
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	Ba3	5,000	5,099,300
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3	2,630	2,654,564
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,156,550
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,085,289
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100	4,338,210
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685	4,733,630
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	2,925	2,903,823
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A	6,380	6,877,066
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,164,120
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	2,874,502
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,382,380
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,520,811
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	20,000	20,673,200
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,101,120
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2012	NR	1,545	1,545,000
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,483,847
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA+	2,795	3,168,300
WV Econ Dev Auth Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000	1,033,300
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,468,999
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220	2,458,650
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	500	515,634

Total					405,305,626

Total Municipal Bonds (cost $2,054,247,302)					2,114,882,785

				Shares (000)
COMMON STOCK 0.00%

Automakers

General Motors Co.* (cost $172,877)				1	46,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND June 30, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANTS 0.00%

Automakers

General Motors Co.*	$10.00	7/10/2016	1	$30,047
General Motors Co.*	$18.33	7/10/2019	1	22,366

Total Warrants (cost $196,177)				52,413

Total Long-Term Investments (cost $2,054,616,356)				2,114,982,088

SHORT-TERM INVESTMENTS 0.44%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,775)			2	1,775

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Notes 0.44%

Education 0.24%

Clark Cnty NV Econ Dev Rev Bishop Gorman High Sch Pj	3.99%	7/7/2011	2/1/2036	Ba3	$5,000	5,000,000

Health Care 0.11%

Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	4.76%	7/1/2011	7/1/2038	BB	2,380	2,380,000

Housing 0.09%

NY St Mtg Agy Hmownr Ser 150 AMT	3.50%	7/1/2011	10/1/2037	Aa1	2,000	2,000,000

Total Variable Rate Demand Notes (cost $9,380,000)						9,380,000

Total Short-Term Investments (cost $9,381,775)						9,381,775

Total Investments in Securities 99.91% (cost $2,063,998,131)						2,124,363,863

Cash and Other Assets in Excess of Liabilities(h) 0.09%						1,875,939

Net Assets 100.00%						$2,126,239,802

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	257	Short	$(31,619,031)	$192,033
Ultra Long U.S. Treasury Bond	September 2011	26	Short	(3,282,500)	41,162

Totals				$(34,901,531)	$233,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.38%

Corporate-Backed 7.17%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR		$375	$318,086
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1		200	193,716
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2		100	76,287
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+		250	239,762
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		100	101,300
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		250	260,245
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-		150	155,171
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		200	201,720
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB		150	154,616
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR		250	247,197
Maury Cnty TN Indl Dev Brd Saturn Corp Pj	6.50%	9/1/2024	NR		125	125,496
Mcintosh AL Indl Dev Brd Ser C	5.375%	6/1/2028	A+		430	430,013
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		150	150,888
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		100	100,001
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-		100	99,702
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB		285	304,417

Total						3,158,617

Education 9.81%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2		130	136,035
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2		225	231,012
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3		150	150,727
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3		100	98,193
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3		265	276,013
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		100	97,473
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		100	93,918
Fulton Cnty GA Dev Auth Rev Spelman College	5.00%	6/1/2026	A1		175	177,221
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	80	59,650
IL Fin Auth Rev Depaul Univ Ser A	6.00%	10/1/2032	A-		260	272,269
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	84,460
IL Univ Aux Sys Facs Ser A (AMBAC)	5.00%	4/1/2030	Aa2		100	99,994
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1		300	301,074
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	108,152
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2		100	104,556
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2		110	114,354
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+		500	497,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1	$250	$260,007
NY St Dorm Auth Rev Non St Supp Debt The New Sch (AGM)	5.00%	7/1/2020	AA+	115	127,547
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	438,896
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	89,901
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	500	502,155

Total					4,321,102

General Obligation 11.76%

Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	A2	125	118,183
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA+	550	598,130
CA St Var Purp	5.00%	4/1/2025	A1	100	103,517
CA St Var Purp	6.50%	4/1/2033	A1	300	333,015
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	253,700
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	421,120
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	240,563
IL St 1st Ser (NPFGC)(FGIC)	5.125%	2/1/2027	A+	100	100,077
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	157,077
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	458,537
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	104,242
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	282,968
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	500	108,740
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	1,000	189,180
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	A3	100	92,498
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	A3	400	386,008
Puerto Rico Comwlth Pub Impt Ser E(c)	5.50%	7/1/2031	A3	250	244,660
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	A3	190	184,444
Puerto Rico Pub Bldgs Auth Govt Facs Ser P GTD	6.25%	7/1/2026	A3	290	313,426
Puerto Rico Pub Bldgs Auth Govt Facs Ser P GTD	6.75%	7/1/2036	A3	300	324,576
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	164,598

Total					5,179,259

Health Care 19.29%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	189,013
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	101,227
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	100	84,076
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	425	430,771
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	100	81,786
Butler Cnty OH Hosp Facs Rev UC Hlth	5.50%	11/1/2040	BBB+	100	88,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2		$120	$114,155
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2		160	152,162
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		250	261,275
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A		105	105,449
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A		100	99,879
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB		100	82,682
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+		110	106,113
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB		110	115,045
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA		130	140,579
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	264,922
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	135,034
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	140,079
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	135,512
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	100	84,200
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		500	505,760
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	281,494
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	69,442
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	210	208,100
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	104,267
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		105	100,276
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		100	105,231
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		215	228,771
Lucas Cnty OH Hosp Rev Promedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	314,781
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		500	537,320
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	299,071
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(a)	250	251,275
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		250	255,773
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2		100	101,077
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A		105	110,758
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		350	300,902
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		250	259,733
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		250	184,095
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		250	260,497
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		55	42,888
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR		300	309,528
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3		150	154,406
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR		250	248,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	$350	$352,002

Total					8,498,887

Housing 0.57%

Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	250	249,495

Lease Obligations 9.18%

CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	124,796
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	200	203,528
Carrollton GA Payroll Dev Auth Antic Ctfs Althletic Pj	6.25%	6/15/2034	A1	265	286,799
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA+	150	148,872
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	481,260
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	247,183
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	252,785
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	133,535
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	575	617,274
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	419,008
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	106,207
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	121,006
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	AA+	250	285,497
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2	250	240,973
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	269,954
Univ of CT Ser A	4.75%	2/15/2029	AA	100	104,674

Total					4,043,351

Other Revenue 6.08%

Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	155	155,282
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	198,398
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	250	216,120
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1	250	222,853
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3	125	130,861
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-	250	257,367
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-	400	403,916
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	100	65,966
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+	380	325,489
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	120	124,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	$500	$394,640
WA DC Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1	100	89,254
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	100	92,211

Total					2,676,845

Special Tax 1.95%

Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	99,878
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	200	141,968
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	165	109,880
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	149,187
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	350	358,509

Total					859,422

Tax Revenue 2.86%

Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	114,095
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	147,198
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	144,705
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	208,078
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	200	190,952
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	206,090
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	251,078

Total					1,262,196

Tobacco 4.01%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3	650	488,169
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3	335	265,913
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3	100	79,473
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3	100	73,189
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	160	142,338
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB	100	73,394
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB	115	83,462
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3	920	562,194

Total					1,768,132

Transportation 15.86%

Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	500	521,090
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	250	256,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	$200	$192,200
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	437,630
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A1	350	361,483
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2029	A1	100	99,423
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	100	98,929
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A1	200	196,118
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1	110	104,042
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A2	100	112,082
Long Beach CA Arpt Sr Rev Ser B	5.00%	6/1/2040	A2	150	138,182
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2040	AA-	200	195,212
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	180	180,369
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	147,873
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	237,826
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	554,017
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	141,010
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	416,792
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	208,629
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	250	267,287
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	163,970
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	110,806
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	435	444,152
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	135	137,238
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	164,115
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA+	100	107,336
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	250	257,928
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA+	495	518,344
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	185	187,710
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	100	26,454

Total					6,985,012

Utilities 7.84%

Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	540,005
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	345,426
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA+	100	103,777
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	159,449
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	135	135,305
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	300	277,980
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	89,181
FL St Muni Pwr Agy Rev All Requirements Pwr Ser A	5.25%	10/1/2019	A1	150	166,368
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	155,316
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	190,078
JEA FL Wtr & Swr Sys Rev Ser E	4.50%	10/1/2039	Aa2	100	92,331
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	200	204,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	$250	$250,477
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	105,711
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	188,878
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA	100	110,837
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	108,793
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A	100	104,720
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	BBB	130	126,623

Total					3,455,405

Total Municipal Bonds 96.38% (cost $41,130,545)					42,457,723

Cash and Other Assets in Excess of Liabilities(h)3.62%					1,594,764

Net Assets 100.00%					$44,052,487

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	17	Short	$(2,091,531)	$18,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 108.34%

Corporate-Backed 7.53%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$3,715	$3,414,457
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		3,500	3,082,870
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		5,000	5,279,350
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	880	775,438
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		4,300	2,871,110
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	915,838
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba2		1,000	941,590
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2		1,450	1,106,162
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,335	2,256,194
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,845,306
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3		1,015	876,016
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	2,006,680
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR		3,700	3,006,065
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		2,000	2,051,820
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	467,780
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,554,737
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	614,108
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		3,195	3,223,947
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR		1,550	387,733
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	500,000
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B		1,000	897,970
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		11,000	11,450,780
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,380	3,409,068
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba2		8,500	7,977,080
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB		4,850	4,999,234
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR		1,750	1,730,383
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR		1,495	1,324,480
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		1,000	830,860
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		1,500	1,571,625
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		9,150	9,204,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	$775	$633,012
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,745	1,540,521
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,480	1,309,608
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	999,386
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,220,660
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,490,250
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,528,170
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	403,428
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,495,066
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	5,715	4,761,395
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,633,825
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-	1,000	1,000,940
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	478,000
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	10,250	8,546,757
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,512,800
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR	3,000	2,965,290

Total					121,091,957

Education 9.61%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,543,209
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	1,002,180
Allegheny Cnty PA Higher Ed Bldg Auth Robert Morris Univ Ser A	5.50%	10/15/2030	Baa3	1,000	971,000
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2	2,500	2,587,300
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,113,960
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,523,650
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.375%	10/1/2041	A+	2,040	2,005,402
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,618,767
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	985,980
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,590	1,549,837
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	726,490
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,202,565
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa2	710	735,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		$2,000	$2,028,220
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-		3,000	3,059,010
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A-		1,000	1,014,970
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AA+		1,500	1,533,270
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AA+		4,050	4,139,829
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AA+		4,610	4,712,250
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-		2,900	2,668,232
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA+		2,000	2,206,820
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A+		1,000	1,053,210
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,000	939,180
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,393,907
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+		1,000	1,082,630
GA Private Colleges & Univs Auth Emory Univ Ser B	5.00%	9/1/2032	AA		2,250	2,349,360
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,377,024
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	1,300	969,306
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+		1,150	1,257,594
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		7,350	6,554,509
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,412,680
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		1,000	990,850
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	939,830
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,604,740
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,643,183
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,501,125
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,543,750
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	4,827,200
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	1,896,960
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,340,735
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	3,015,535
Montgomery Cnty PA Higher Ed & Hlth Auth Arcadia Univ	5.25%	4/1/2030	BBB+		1,530	1,497,732
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	1,974,862
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR		1,000	889,770
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2		2,100	2,139,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A(b)	5.00%	7/1/2041	Aa2	$20,000	$20,235,000
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.125%	7/1/2029	A	1,250	1,291,950
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.20%	7/1/2030	A	1,200	1,238,676
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,500,650
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,117,428
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,582,481
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	4,633,109
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	946,690
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,364,668
PA St Higher Edl Facs Auth Trustees Univ	4.00%	9/1/2033	AA+	1,000	946,420
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	1,002,470
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,160,124
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	982,550
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,200	1,005,612
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,225,050
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	1,908,725
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AA+	1,500	1,599,285
Univ of Western MI Rev	5.25%	11/15/2040	A1	2,500	2,477,650
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	899,460
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	Aa3	2,880	1,560,442

Total					154,682,637

General Obligation 10.86%

Atlanta GA (AG)	5.25%	12/1/2023	AA+	1,265	1,396,800
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	Baa1	1,400	797,258
CA St (AMBAC)	4.50%	8/1/2028	A1	5,000	4,696,400
CA St (CIFG)	4.50%	8/1/2028	A1	5,000	4,696,400
CA St Var Purp	5.60%	3/1/2036	A1	7,330	7,557,450
CA St Var Purp	6.50%	4/1/2033	A1	13,400	14,874,670
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,327,950
Chicago IL Ser A	5.25%	1/1/2027	Aa3	5,000	5,074,000
Clark Cnty NV Impt Dist Spl Loc Impt Dist No 112	5.00%	8/1/2034	AA+	2,750	2,640,798
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,126,320
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,686,675
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	1,876,110
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	Aaa	1,000	1,069,300
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,551,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	$4,000	$4,286,360
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,357,950
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,571,077
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,055,340
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,809,225
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,698,875
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	Aa1	1,000	1,080,420
Honolulu HI City & Cnty Ser A	5.25%	4/1/2031	Aa1	5,000	5,312,850
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AA+	3,295	3,481,431
Hudsonville MI Pub Schs Bldg & Site	5.25%	5/1/2041	Aa2	5,000	5,022,450
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	602,650
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	Aa1	1,500	1,544,940
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	Aa1	2,000	2,100,680
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+	7,000	7,196,385
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	7,897,017
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,505,347
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA+	2,000	1,243,060
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA+	1,145	1,177,816
New York City NY Ser E	5.00%	8/1/2023	AA	4,000	4,462,720
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,663,200
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,735	4,572,917
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,190	3,224,456
PA Centennial Sch Dist Bucks Cnty Ser B (AGM)	5.25%	12/15/2027	AA+	1,180	1,285,185
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	268,146
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	295	257,057
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	245,729
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AA+	1,000	1,044,740
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA+	2,500	2,539,900
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,905,005
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,151,998
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA	2,395	2,396,488
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,119,420
Puerto Rico Comwlth Pub Impt Ser A (NPFGC)(IBC)	5.50%	7/1/2029	A3	1,000	993,220
Puerto Rico Comwlth Pub Impt Ser E(c)	5.375%	7/1/2030	A3	12,000	11,673,000
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	A3	665	648,355
Reading PA (AGM)	5.00%	11/1/2029	Aa3	1,500	1,500,900
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+	1,140	1,165,684
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+	1,195	1,221,159
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+	1,255	1,281,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		$1,320	$1,346,347
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		1,950	2,139,774
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA+		1,735	1,752,888
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Unref Bal Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	Aa1		2,015	1,650,708
Territory of Guam Ser A	7.00%	11/15/2039	B+		2,240	2,312,554
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AA+		1,500	1,568,880

Total						174,706,650

Health Care 17.88%

Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	937,560
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	1,946,475
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		3,250	2,457,162
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+		3,000	2,815,350
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+		6,000	5,010,720
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Ba2		500	400,480
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,460,960
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,188,636
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	912,998
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,114,026
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,093,370
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		4,050	3,312,333
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,657,860
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		3,600	3,970,944
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,272,100
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		4,750	4,964,225
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,647,520
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	909,630
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,879,740
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AA+		10,000	9,810,000
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Sys Ser A	5.125%	1/15/2037	AA-		1,500	1,494,690
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	920,696
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	1,000,560
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	829,532
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		1,380	1,184,178
CT St Hlth & Edl Fac Auth Western CT Hlth Ser M(c)	5.375%	7/1/2041	A		5,000	4,966,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA+		$1,750	$1,801,275
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		1,345	1,176,377
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		1,715	1,766,021
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,008,640
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	500	421,000
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(a)	1,000	995,400
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,844,380
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	3,721,950
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		1,000	991,830
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		3,155	2,537,472
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,116,400
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,503,703
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,019,380
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		1,500	1,078,725
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,927,160
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(a)	4,300	3,649,926
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,122,884
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,277,740
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,131,785
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		655	695,152
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,376,820
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,367,148
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,162,142
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,432,420
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,263,825
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,015,133
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,486,425
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	1,500	1,497,960
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(e)	7.00%	12/1/2027	NR		844	3,374
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(e)	7.00%	12/1/2037	NR		1,265	5,061
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,604,563
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,345,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA+		$5,000	$5,178,800
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,379,100
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,346,055
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,051,320
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	3,931,506
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-		1,000	1,002,440
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	Baa1		3,690	1,500,834
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		3,500	3,479,140
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AA+		1,000	1,029,080
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		1,500	1,283,400
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,500	1,198,335
Louisiana Pub Facs Auth Ochsner Clinic Fdtn Pj	6.25%	5/15/2031	Baa1		8,000	8,272,800
Lucas Cnty OH Hosp Rev Promedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	3,882,299
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	2,999,880
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		5,500	5,230,665
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		1,500	1,426,545
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		3,000	2,853,090
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		4,050	3,306,015
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(a)	3,000	3,015,300
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	11,448,377
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	1,010,191
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		4,000	4,026,440
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,306,259
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	2,024,340
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AA+		1,850	1,905,093
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		2,675	2,206,072
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,205,233
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		1,500	1,326,825
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,493,432
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,535	5,580,940
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,183,781
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	736,380
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,550,325
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3		1,250	1,229,063
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		1,985	2,068,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	$3,250	$3,164,167
Orange Cnty FL Hlth Facs Auth First Mtg Orloando Lutheran Tower	5.50%	7/1/2032	NR	7,200	5,939,064
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3	3,500	3,290,315
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB	1,000	803,030
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB	1,000	880,910
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-	1,000	1,005,370
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	802,050
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	857,769
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A(c)	6.00%	6/1/2029	Aa3	1,000	1,075,910
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	1,115,271
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR	1,000	887,520
St. Paul MN Hsg & Redev Auth Hltheast Pj	6.00%	11/15/2030	BB+	4,000	3,678,080
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,784,980
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	2,000	1,880,440
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA+	1,500	1,653,240
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,406,375
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,031,760
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,038,490
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,134,100
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,487,720
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,184,274
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	7,028,070
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	9,350	9,403,482
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,951,420

Total					287,657,128

Housing 1.49%

Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,795,960
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,213,250
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA	292	293,415
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,607,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	$2,475	$2,511,110
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,145,200
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,001
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-	1,480	1,498,796
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,319,930
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA	595	591,784
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	497,076
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (FHLMC/GNMA/FNMA)	5.70%	9/1/2038	AAA	1,075	1,143,080
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA	310	323,355
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	988,250
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	986,410

Total					23,925,572

Lease Obligations 7.54%

Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	Aa3	3,080	3,089,517
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	Aa3	2,000	2,057,860
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,046,940
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	1,950	1,798,017
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,236,850
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A	1,000	1,067,850
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	1,047,200
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	1,002,040
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Pj Ser A	5.25%	5/1/2028	AA-	7,000	7,372,750
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	751,035
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Aa3	1,000	1,011,760
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,504,207
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,857,489
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	1,765,790
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%	2/1/2033	AA	12,000	12,606,120
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,556,415
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	Aa3	2,000	2,142,380
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2024	Aa3	2,000	2,086,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa2	$3,500	$3,658,130
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AA+	1,000	1,092,880
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AA+	1,860	2,008,261
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	2,195	1,584,373
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	7,385	7,927,945
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	804,330
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.725%#	4/1/2014	Aa3	4,800	4,622,640
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,025,740
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.50%	9/1/2021	A+	2,620	2,885,668
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,120,086
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,073,054
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,231,363
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A1	3,000	3,245,310
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,017,310
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	A2	870	908,158
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2	1,000	1,049,490
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,082,020
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	505	514,211
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	2,000	1,948,900
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	934,510
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	9,000	9,726,120
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	A3	2,465	2,356,663
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+	1,000	1,068,420
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3	3,150	3,290,175
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2	5,000	4,602,050
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2	5,000	4,521,000

Total					121,299,387

Other Revenue 10.38%

Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	5,750	5,760,465
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,380,776
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	5,000	4,322,400
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	Ba2	1,125	1,129,669
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	3,500	3,041,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3	$2,250	$1,889,752
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3	1,000	838,240
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1	2,500	2,228,525
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR	1,455	1,421,811
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	750	634,365
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	500	415,695
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,000	793,970
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	1,117,185
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+	2,325	2,145,487
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	2,000	1,855,200
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-	1,000	906,440
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR	1,000	938,390
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR	1,215	1,180,227
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR	815	618,699
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	925	772,264
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,535	1,035,864
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	9,000	8,879,400
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,328,038
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-	1,000	995,190
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	831,668
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	735,533
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,225,713
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	1,850	1,499,851
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,465	1,332,960
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2029	AA-	9,030	9,389,123
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2030	AA-	9,485	9,792,579
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB+	1,500	1,251,420
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-	6,850	6,917,061
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR	2,580	2,200,766
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+	15,965	16,452,890
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,434,320
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	1,375	1,096,315
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	2,000	1,907,780
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(e)	6.125%	1/1/2025	NR	1,250	125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(e)	6.25%	1/1/2037	NR		$1,700	$170,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	90,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	75,000
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-		3,300	3,313,893
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2		1,000	884,240
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2		1,000	994,810
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,168,915
New York City NY Muni Wtr Fin Auth Ser HH(b)	5.00%	6/15/2031	AA+		20,000	21,006,800
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	763,166
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,158,542
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		1,000	831,830
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	6,077,456
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		1,500	1,206,435
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		1,370	1,141,785
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	4,500	4,097,160
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	2,000	1,735,500
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	320,290
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		965	700,349
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,115,650
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	639,373
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		1,150	987,287
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,061,133
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	995,371
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	868,490
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	838,890
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	530,030
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,750	1,393,333

Total						166,988,119

Pre-Refunded 0.46%

MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A1		2,000	1,364,200
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,590	1,962,585
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		35	39,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Pre-Refunded (continued)

RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	$1,000	$1,066,340
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,345,850
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,581,210

Total					7,359,716

Special Tax 4.36%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,023,150
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR	1,755	1,594,084
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	905	760,770
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	761,690
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	1,009,400
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	970	941,880
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,497,990
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	813,543
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,200,018
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	706,149
Fontana CA Pub Fin Auth Tax Alloc Sub Lien North Fontana Redev Auth (AMBAC)	5.00%	10/1/2032	A	7,575	6,655,016
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	7,000	6,496,210
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,502,955
Gramercy Farms Cmnty Dev Dist FL Ser A-1(e)	5.25%	5/1/2039	NR	2,445	855,750
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,069,810
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,934,250
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	964,320
Lakeside Landings Cmnty Dev Dist FL Ser A(e)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,650,999
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,083	1,478,201
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A-	1,000	1,002,400
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,784,640
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	2,325	2,411,746
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	1,180	1,150,264
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	814,340
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	A3	1,475	1,471,755
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A-	1,500	1,446,540
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,395	1,380,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	$2,000	$2,003,860
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,624,850
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,025,840
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,432,200
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1	500	519,540
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1	500	519,090
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,935	1,812,844
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,198,575
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	809,460
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	978,029
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR	4,995	4,878,916
Yuba City CA Redev Agy Tax Pj	6.00%	9/1/2031	NR	1,965	1,712,242

Total					70,163,710

Tax Revenue 6.72%

Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA+	2,330	2,607,689
CA St Econ Recovery Ser A	5.00%	7/1/2020	Aa3	2,040	2,337,167
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3	4,000	4,310,240
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	Baa1	1,000	1,081,720
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,657,110
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2021	A1	3,050	3,242,791
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1	1,000	1,050,190
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,416,630
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	12,987,660
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,329,220
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,355,300
Orange Cnty FL Tourist Dev	5.00%	10/1/2022	A+	6,000	6,504,420
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,353,000
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	7,500	7,728,375
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AA+	17,480	16,983,743
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	4,271,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		$500	$363,710
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AA+		1,675	1,830,289
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR		4,000	3,623,360
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		3,690	3,615,425
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	BBB+		2,500	2,503,225
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB		5,850	5,502,568
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		4,500	4,311,135
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB		500	502,980
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-		1,145	1,141,508
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-		2,000	2,008,620
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		1,475	1,488,954

Total						108,108,608

Tobacco 4.50%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3		6,440	4,836,633
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3		1,500	1,190,655
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		10,000	7,304,500
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3		12,000	9,536,760
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		2,000	1,474,660
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		10,650	7,015,688
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB		1,960	1,438,522
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	3,875,620
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,310	4,186,298
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,710	1,391,957
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,153,830
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3		30,755	21,359,963
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		12,580	7,687,386

Total						72,452,472

Transportation 11.59%

Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AA+		100	99,822
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,919,700
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		8,000	7,891,040
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AA+		4,250	4,156,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	$9,645	$10,641,135
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	6,135	6,768,623
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	7,160	7,899,485
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2	18,000	3,133,980
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2	7,500	946,275
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2036	AA	2,800	2,875,572
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A2	3,000	2,959,650
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AA+	2,000	1,908,920
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AA+	1,450	1,459,193
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,289,850
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	9,971,700
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2040	AA-	11,800	11,517,508
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,000	984,710
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AA+	2,000	2,056,180
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,632,950
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	3,200	3,471,008
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,370,998
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,593,075
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	6,941,659
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	1,000	856,790
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	7,640,850
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	10,000	11,080,600
NJ St Transn Tr Fd Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	4,919,085
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,377,100
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,732,498
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,448,800
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,359,850
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	1,500	1,531,560
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,031,780
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,441,076
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	5,050	5,525,205
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA+	2,000	2,093,580
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,061,090
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	1,811,160
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,364,892
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec(e)	Zero Coupon	7/1/2017	CC	1,200	285,456
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AA+	2,000	2,005,100
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,168,765
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,002	5,325,376

Total					186,550,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 15.42%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	$5,000	$5,157,300
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A1	1,000	1,141,050
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,255,000
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,000	4,320,040
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AA+	2,000	2,157,100
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,710	18,450,278
Baltimore MD Wst Wtr Pjs Ser A	5.00%	7/1/2036	AA	1,375	1,429,808
Birmingham AL Wtrwrks Brd Rev	4.75%	1/1/2036	Aa2	5,000	4,716,800
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	4,170	4,096,900
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	4,700	5,411,674
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2022	AA-	5,000	5,674,250
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,375,200
Cent Plains NE Enrg Pj No 1	0.67%#	12/1/2017	Ba3	5,000	4,152,250
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,245,041
Compton CA Wtr Rev	6.00%	8/1/2039	A	5,500	5,433,505
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,619,180
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,783,683
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	5,000	4,633,000
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	4,000	4,396,120
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,056,430
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	919,630
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,334,895
Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA	1,335	1,415,941
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AA+	10,000	10,271,500
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2028	NR	4,000	4,155,680
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,060,950
Lansing MI Brd Wtr & Lt Util Ser A	5.00%	7/1/2037	AA-	2,000	2,009,360
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,256,933
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,539,525
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,802,338
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,108,360
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,102,595
Los Angeles CA Wst Wtr Sys Ser A	5.00%	6/1/2021	AA-	3,055	3,417,720
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-	5,000	5,643,550
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	2,000	2,315,800
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%	3/15/2022	Aa3	5,000	5,201,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	996,770
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	3,500	3,454,815
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,825,080
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2034	AA+	10,000	10,051,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+		$1,760		$1,907,928
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3		3,000		3,137,430
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A		1,000		1,130,740
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB		5,000		4,721,950
Northern CA Gas Auth No 1	0.923%#	7/1/2027	A		5,000		3,523,000
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		5,000		5,054,000
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250		3,500,055
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		4,500		4,752,900
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		1,000		1,094,830
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		2,500		2,580,725
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-		1,000		1,080,770
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		2,500		2,593,175
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		3,000		3,202,410
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	BBB+		1,000		1,086,940
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		3,000		2,655,420
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB+		740		763,110
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3		1,000		996,010
Puerto Rico Elec Pwr Auth Ser UU	0.904%	7/1/2031	A3		4,000		2,671,600
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2021	A		5,000		5,179,700
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CC		1,375		1,350,896
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CC		1,000		364,800
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+		3,650		3,832,500
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+		2,920		3,066,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+		2,920		3,066,000
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.653%#	11/1/2038	Baa1		5,000		3,553,850
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	3,000		2,843,730
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		1,250		1,174,288
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		11,575		12,370,202
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		555		549,578
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-		2,330		2,244,466
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AA+		1,650		1,701,150

Total							248,138,904

Total Municipal Bonds (cost $1,753,493,271)							1,743,125,389

					Shares (000)
SHORT-TERM INVESTMENTS 1.28%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					—	(i)	908
SSgA Tax Free Money Market Fund					5		4,501

Total Money Market Mutual Funds (cost $5,409)							5,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND June 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 1.28%

Education 0.16%

Clark Cnty NV Econ Dev Rev Bishop Gorman High Sch Pjs	3.99%	7/7/2011	2/1/2036	Ba3	$2,500	$2,500,000

General Obligation 0.93%

Comwlth of MA Cons Ln Ser A	2.25%	7/1/2011	3/1/2026	Aa1	4,000	4,000,000
New York City NY Sub Ser L-5	2.00%	7/1/2011	4/1/2035	AA	11,000	11,000,000

Total						15,000,000

Utilities 0.19%

Las Vegas Vly NV Wtr Dist Adj Wtr Impt Ser B	3.00%	7/1/2011	6/1/2036	AA+	3,000	3,000,000

Total Variable Rate Demand Notes (cost $20,500,000)						20,500,000

Total Short-Term Investments (cost $20,505,409)						20,505,409

Total Investments in Securities 109.62% (cost $1,773,998,680)						1,763,630,798

Liabilities in Excess of Cash and Other Assets(h) (9.62%)						(154,733,505)

Net Assets 100.00%						$1,608,897,293

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	704	Short	$(86,614,000)	$526,036
Ultra Long U.S. Treasury Bond	September 2011	192	Short	(24,240,000)	303,964

Totals				$(110,854,000)	$830,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.00%

MUNICIPAL BONDS 105.87%

Corporate-Backed 14.16%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(e)	6.15%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	8,000	7,352,800
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,166,316
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,461,203
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	11,025	11,774,810
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	8,050	8,499,753
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	17,000	11,350,900
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	6,097,563
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	799,580
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	824,580
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Ba2	2,075	2,080,333
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	2,345	2,265,856
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,217,660
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3	12,485	10,775,429
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	9,545	9,187,922
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc	6.00%	11/1/2014	CCC+	7,500	7,192,875
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,500	7,694,325
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	13,500	13,293,045
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,796,526
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	5.875%	3/1/2027	NR	1,500	381,975
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,450	362,718
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.125%	10/1/2027	NR	1,475	368,750
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.25%	10/1/2037	NR	6,525	1,631,250
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	974,297
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba2	2,945	2,763,824
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,706,530
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	8,372,900
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,323,440
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	9,515	9,807,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-		$3,830	$3,128,306
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		2,900	2,560,178
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		1,000	811,520
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		5,000	5,000,050
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		6,190	5,477,345
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		5,935	4,881,775
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		5,625	5,571,225
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		755	755,823
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		2,325	2,324,791
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		2,500	2,546,950
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3		1,955	1,777,466
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3		3,685	3,168,031
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		6,120	6,119,878
Port of Corpus Christi Auth of Nueces TX Celanese Pj Ser A	6.45%	11/1/2030	B+		6,700	6,757,419
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,495,066
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,516,382
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	5,366,040
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,407,720
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	12,680,968
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR		3,185	3,148,150

Total						224,333,258

Education 5.75%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,523,650
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		7,495	7,305,550
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+		3,500	3,590,335
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	5,248,890
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,615,390
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(a)	1,375	1,124,090
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	7,460	5,562,325
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,856,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR	$1,500	$1,359,675
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3	2,500	2,349,575
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3	2,500	1,930,050
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3	2,000	1,525,880
IL Univ Aux Facs Sys Ser A(c)	5.50%	4/1/2031	Aa2	2,000	2,076,180
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,905,130
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,827,200
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR	2,300	920,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,335,786
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	3,010,640
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,209,510
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,954,333
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,622,480
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,258,900
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	7,024,142
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,800	1,508,418
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.10%	6/1/2045	BBB-	2,250	1,885,793
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA+	8,135	1,789,619
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	7,000	7,602,035

Total					91,022,164

General Obligation 6.88%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,500	1,571,310
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,646,709
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2037	A+	4,150	601,169
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2041	A+	6,500	693,940
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2042	A+	6,900	681,789
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2043	A+	6,900	630,936
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2044	A+	7,200	609,048
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2047	A+	8,000	539,040
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2048	A+	8,000	498,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2049	A+	$9,000	$520,290
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,205,300
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	10,971,671
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AA+	10,000	10,066,700
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	Aa2	10,460	10,387,408
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	Aa2	2,000	1,986,120
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,533,600
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,573,920
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,649,400
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,318,240
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,247,520
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,035,360
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	19,135	4,161,480
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	10,645	2,013,821
Puerto Rico Comwlth Pub Impt Ser E(c)	5.50%	7/1/2031	A3	10,000	9,786,400
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,793,837
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,245,448
Woonsocket RI	7.125%	6/15/2016	Ba1	3,000	3,024,930

Total					108,993,786

Health Care 29.97%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	7,785,900
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	3,402,225
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+	15,365	12,831,619
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	2,425	2,038,843
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,624,617
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	7,092,961
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	255,028
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	643,394
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,392,410
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	920,430
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,496,996
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,048,150
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,642,250
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,064,860
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	2,600	2,172,144
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	5,915,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR		$5,045	$5,129,050
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR		2,055	1,799,851
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR		1,500	1,149,960
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR		2,325	2,032,585
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		585	546,308
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2030	NR		5,500	5,111,700
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR		3,425	3,066,266
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	3,775,099
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,162,925
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(e)	7.00%	11/15/2034	NR		6,000	3,248,580
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.00%	11/15/2014	NR		4,105	2,471,087
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.75%	11/15/2023	NR		4,700	2,708,892
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,410,439
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,116,400
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,207,382
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,653,353
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	805,168
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	5,022,800
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(a)	7,700	6,535,914
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	3,385	3,496,197
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,250,620
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,167,080
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,560,790
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,342,525
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,403,731
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,165	5,337,657
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	5,832,308
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		6,700	5,105,802
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,141,468
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,354,013
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,791,475
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	813,160
IL Fin Auth Rev Admiral at Lake Pj Ser A	8.00%	5/15/2040	NR		7,000	6,944,350
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		9,000	5,421,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B	Zero Coupon	5/15/2050	NR		$4,800	$23,232
IL Fin Auth Rev Clare Wtr Twr Ser A-2	5.20%	5/15/2015	NR		700	329,945
IL Fin Auth Rev Clare Wtr Twr Ser A-3	5.30%	5/15/2016	NR		700	319,858
IL Fin Auth Rev Clare Wtr Twr Ser A-6	6.00%	5/15/2028	NR		2,800	1,182,524
IL Fin Auth Rev Clare Wtr Twr Ser A-7	6.125%	5/15/2041	NR		3,500	1,475,110
IL Fin Auth Rev Clare Wtr Twr Ser A-10	5.125%	5/15/2018	NR		3,500	1,547,070
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,486,425
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,495,240
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,524,760
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	10,975	8,998,512
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,608,950
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	2,098,632
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,209,125
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,345,000
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,184,251
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,960,855
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	4,485,750
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA+		7,000	7,250,320
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR		6,500	5,960,565
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		8,825	8,207,515
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	3,969,723
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,051,320
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,902,316
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	6,914,261
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BBB-		5,430	5,133,468
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		1,340	1,266,179
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	8,583,960
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		3,050	2,436,615
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,960,597
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,030,320
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,024,440
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,004,768
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(a)	3,450	3,467,595
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	3,800	3,246,416
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,750	1,425,813
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		6,045	5,197,007
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	9,875,782
NC Med Care Commn First Mtg Galloway Ridge Pj Ser A	5.875%	1/1/2031	NR		1,555	1,458,232
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,747,912
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,175,722
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		1,250	1,085,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	$1,250	$1,027,588
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	4,705	3,464,668
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	4,137,757
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2	13,500	14,029,402
Orange Cnty FL Hlth Facs Auth First Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	6,550	5,180,919
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,025,255
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,580,959
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB	7,275	5,842,043
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB	1,800	1,650,204
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	5,000	4,980,700
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B2	15,270	12,055,360
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	1,981,410
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,106,260
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	2,057,258
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	5,017,949
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	2,968,560
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,132,586
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,047,480
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,423,495
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	907,420
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,915	1,919,424
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,691,960
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,519,220
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,341,288
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,059,680
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.25%	11/15/2040	NR	1,200	1,146,708
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.375%	11/15/2045	NR	1,550	1,482,064
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	7,738,272
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,658,480
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,140,278
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,811,016
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,184,274
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	5	5,061
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,028,070
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	16,150	14,605,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		$3,530	$2,807,691
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	7,163,416

Total						474,814,651

Housing 1.36%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,534,062
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,350	1,197,153
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,100	7,751,381
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-		1,805	1,839,115
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		3,455	3,498,878
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(e)	7.50%	12/20/2040	NR		3,930	2,264,702
MuniMae TE Bd Subs LLC†(j)	5.30%	11/29/2049	Ba2		2,000	1,362,620
MuniMae TE Bd Subs LLC†(j)	5.90%	11/29/2049	B1		2,000	1,022,640

Total						21,470,551

Lease Obligations 1.51%

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR		4,199	4,193,752
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,681,231
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		3,730	3,995,411
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		5,420	5,805,664
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		2,160	2,313,697
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2		1,780	1,868,092
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		2,000	2,082,019

Total						23,939,866

Other Revenue 14.01%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		2,750	2,377,320
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	7,212,368
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		2,250	1,889,752
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		2,975	2,493,764
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		10,845	9,667,341
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,371,305
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	2,907,930
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	1,057,275
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	1,857,890
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,117,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		$4,130	$3,452,845
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,350,890
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,792,058
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	974,443
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	776,438
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	877,390
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	1,040,395
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,106,721
FL Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(a)	9,350	9,260,053
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,556,780
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,501,085
Hammond IN Loc Pub Impt Bd Bk Ser A	6.50%	8/15/2030	BBB-		1,600	1,592,928
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,512,952
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	3,400,928
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	4,586,518
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		730	707,129
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,804,160
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,381,428
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	735,533
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,225,713
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,454,985
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,474,103
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,326,496
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	909,870
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,057,240
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		4,750	4,889,982
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	6,755,729
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB+		3,500	2,919,980
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	5,826,495
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		4,510	3,959,284
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		1,560	1,330,696
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		15,200	10,026,832
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR		3,000	1,977,990
Metro Boston Transit Parking Corp	5.25%	7/1/2036	A+		4,000	4,077,840
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	NR		4,500	4,567,725
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-		5,000	4,404,100
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,434,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR		$732	$647,728
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037		NR		3,325	2,651,089
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-		1,955	1,864,855
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039		BBB-		3,000	2,831,100
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB		3,720	3,304,402
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		5,000	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037		NR		3,340	1,002,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		10,250	11,304,827
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(e)	5.625%	3/1/2015		NR		2,965	74,125
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR		1,925	1,780,721
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR		1,350	1,179,279
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR		1,900	1,572,307
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	6.75%	7/1/2022		NR		1,460	657,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	7.00%	7/1/2036		NR		5,000	2,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035		BB		2,455	2,170,245
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026		BBB	(a)	5,000	4,552,400
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038		BBB	(a)	11,410	9,901,027
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035		BBB		10,000	8,160,600
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022		BBB-		250	241,885
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036		BBB-		1,800	1,562,544
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030		BBB-		1,500	1,228,710
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037		NR		3,865	2,805,024
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034		BBB		2,335	1,971,137
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039		BBB		1,445	1,189,423
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021		NR		1,025	921,578
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026		NR		800	673,208
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036		NR		1,750	1,303,488
Summit Academy MI Pub Sch	6.375%	11/1/2035		BB+		3,795	3,227,116
Two Rivers MT Auth Inc Pj Sr Lien	7.375%	11/1/2027		NR		2,615	392,250
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037		BBB		2,870	2,475,978
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038		NR		500	434,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	$1,000	$782,060
Utah Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,398,478
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,075	3,244,474
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB+	1,300	1,214,122

Total					221,931,109

Special Tax 9.29%

Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	1,012,990
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR	3,125	2,838,469
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR	1,000	953,920
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR	2,250	2,108,205
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1	5.50%	5/1/2036	NR	1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,545	4,460,876
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,322,314
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,164,000
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	907,603
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,600	1,553,616
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,860	2,788,529
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	6,990,620
Branson Hills MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,866,528
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,515	3,700,945
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,700	4,348,644
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,500	3,420,300
Frederick Cnty MD Urbana Cmnty Dev Auth Ser B	5.50%	7/1/2040	NR	7,500	7,095,600
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,140	4,325,596
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,495	1,299,097
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,370	4,521,681
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	8,911,076
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	9,819,120
Jurupa CA Pub Fing Auth Rev Sub Lien Ser B	6.125%	9/1/2040	NR	2,575	2,340,443
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,010,700
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	990,720
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	2,004,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	$350	$297,864
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	757,810
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,024,410
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,695,233
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,870,431
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,520	2,248,646
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	5.875%	3/1/2032	A	2,000	1,968,120
Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR	3,000	2,760,510
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	968,000
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,630	1,228,792
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,550	2,761,013
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A3	9,000	6,874,830
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,500	1,484,295
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,003,860
Shingle Creek FL Cmnty Dev Dist(e)	6.10%	5/1/2025	NR	4,990	1,983,525
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	931,190
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	17,000	14,950,310
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,202,048
Tern Bay Cmnty Dev Dist FL Ser A(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	2,810	2,151,842
Whispering Spring LA Dev Dist Spl Assmnt(e)	5.20%	10/1/2021	NR	2,290	1,259,500
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR	3,715	3,235,468

Total					147,170,034

Tax Revenue 1.67%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,330	3,706,090
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB	7,185	6,964,995
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	9,115	8,702,638
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,414,600
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	727,420

Total					26,515,743

Tobacco 4.15%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3	6,320	4,746,509
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3	10,945	8,687,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		$10,195	$7,446,938
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		12,995	8,560,456
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		8,500	6,221,065
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,365	4,229,659
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	2,635	2,144,916
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,090,700
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB		5,000	3,628,800
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		26,050	15,918,634

Total						65,675,490

Transportation 8.45%

Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2		350	308,354
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2		2,410	2,075,468
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	10,159,100
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,139,450
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-		25,535	5,315,876
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		3,445	661,337
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-		4,985	801,538
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-		1,000	145,900
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-		3,000	2,982,060
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.875%	1/15/2027	BBB-		1,000	968,840
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		2,000	1,972,760
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)(FGIC)	5.00%	1/1/2033	A1		4,805	4,609,485
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR		3,110	1,474,140
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.25%	1/1/2023	NR		5,000	50
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.375%	1/1/2030	NR		5,000	50
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2		5,000	734,500
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	Baa1		5,885	1,131,509
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	Baa1		25,000	6,116,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	Baa1		9,925	1,457,982
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-		1,025	1,045,796
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-		3,440	3,509,792
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-		3,895	3,974,023
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-		3,430	3,499,589
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-		8,210	8,376,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-	$2,675	$2,729,272
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,477,065
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,370,998
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,709,024
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,593,075
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	7,640,850
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,700	2,951,451
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	Aa2	25,000	23,573,750
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec(e)	Zero Coupon	7/1/2017	CC	2,800	666,064
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	4,025	4,223,271
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	7,566,651
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	34,500	9,872,865

Total					133,834,503

Utilities 8.67%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	11,070,840
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	645	546,296
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,700	18,439,860
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CC	2,465	2,421,788
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	1,918,740
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC	2,000	749,540
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,354,530
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,940	5,434,209
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	5,370	6,217,923
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,825,080
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(e)	6.75%	7/1/2014	NR	525	13,125
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,509,355
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,046,305
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,500	1,555,905
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-	11,600	11,746,044
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR	2,000	1,818,940
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR	5,000	4,074,250
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	6,195,980
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	7.50%	12/1/2038	NR	2,235	2,216,785
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CC	1,620	1,599,701
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CC	2,000	729,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CC		$6,040		$5,934,119
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1		19,375		20,816,975
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1		6,270		6,736,642
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	4,781		4,531,958
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500		1,474,020
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		485		445,356

Total							137,423,906

Total Municipal Bonds (cost $1,830,182,557)							1,677,125,061

					Shares (000)
COMMON STOCK 0.06%

Automakers

General Motors Co.* (cost $3,754,010)					33		995,444

		Exercise Price	Expiration Date
WARRANTS 0.07%

Automakers

General Motors Co.*		$10.00	7/10/2016		30		637,870
General Motors Co.*		18.33	7/10/2019		30		474,825

Total Warrants (cost $4,259,927)							1,112,695

Total Long-Term Investments (cost $1,838,196,494)							1,679,233,200

SHORT-TERM INVESTMENTS

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					—	(i)	796
SSgA Tax Free Money Market Fund					3		2,890

Total Money Market Mutual Funds (cost $3,686)							3,686

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Notes 1.20%

Housing 0.38%

NY St Mtg Agy Hmownr Ser 150 AMT	3.50%	7/1/2011	10/1/2037	Aa1	$6,000	6,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND June 30, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.82%

Las Vegas Vly NV Wtr Dist Adj Wtr Impt Ser B	3.00%	7/1/2011	6/1/2036	AA+	$13,000	$13,000,000

Total Variable Rate Demand Notes (cost $19,000,000)						19,000,000

Total Short-Term Investments (cost $19,003,686)						19,003,686

Total Investments in Securities 107.20% (cost $1,857,200,180)						1,698,236,886

Liabilities in Excess of Cash and Other Assets(h) (7.20%)						(114,008,980)

Net Assets 100.00%						$1,584,227,906

Open Futures Contracts at June 30, 2011:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	1,290	Short	$(158,710,313)	$963,901
Ultra Long U.S. Treasury Bond	September 2011	186	Short	(23,482,500)	294,465

Totals				$(182,192,813)	$1,258,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 107.06%

Corporate-Backed 2.58%

CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$968,580
Los Angeles CA Regl Arpts Impt Corp Facs Sublease Intl Arpt	6.35%	11/1/2025	NR	2,000	1,977,580
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	1,876,118

Total					4,822,278

Education 6.48%

Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	501,765
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,519,695
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	753,860
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,038,540
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,069,788
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,500	1,462,110
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	908,113
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,622,415
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,258,015

Total					12,134,301

General Obligation 17.91%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,000	1,047,540
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A1	1,475	1,484,410
CA St	5.50%	11/1/2034	A1	175	180,042
CA St (CIFG)	4.50%	8/1/2028	A1	1,400	1,314,992
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,552,590
CA St Var Purp	6.50%	4/1/2033	A1	3,500	3,885,175
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2046	A+	8,000	580,880
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+	3,000	3,084,165
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,037,940
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,292,907
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA+	1,335	1,383,995
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	5,000	945,900
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,905,005
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,151,998
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA	2,400	2,401,488
Puerto Rico Comwlth Pub Impt Ser E(c)	5.50%	7/1/2031	A3	3,000	2,935,920
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	878,400
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,500	1,645,980
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A+	1,000	332,590
Territory of Guam Ser A	7.00%	11/15/2039	B+	390	402,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		$1,000	$1,073,920

Total						33,518,469

Health Care 12.28%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,610,350
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,136,050
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		2,000	2,090,200
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,229,508
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	951,180
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB		1,500	1,442,250
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB		1,675	1,336,633
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,647,520
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,048,150
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,253,160
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA		500	534,705
Northern Inyo Cnty CA Loc Hosp Dist	6.00%	12/1/2021	BBB-		1,000	999,930
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A(c)	6.00%	7/1/2033	A-		2,000	1,999,980
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		20	19,690
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,625,160
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A		2,000	2,049,360
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+		1,000	1,006,690

Total						22,980,516

Housing 1.54%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	832,570
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		2,000	2,047,360

Total						2,879,930

Lease Obligations 12.00%

CA Infrastr & Econ Dev Bk King City Jt Union High Sch	5.75%	8/15/2029	A-		750	748,275
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2		1,550	1,556,557
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,047,370
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,108,560
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		965	967,046
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	A+		1,000	1,028,860
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	A+		2,000	2,007,020
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	934,510
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		1,000	1,080,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+		$1,000	$1,068,420
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,566,750
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,495,329
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,122,900
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,162,150
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA+		2,295	1,554,472

Total						22,448,899

Other Revenue 2.69%

CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-		1,000	762,480
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	774,146
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,352,794
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	396,985
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	912,368
Northern Inyo Cnty CA Loc Hosp Dist	6.375%	12/1/2025	BBB-		835	832,211

Total						5,030,984

Special Tax 18.86%

Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR		975	885,602
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,142,535
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		480	494,539
Chula Vista CA Cmnty Facs Dist No 07-1 Otay Ranch Vlg Eleven	5.125%	9/1/2036	NR		950	776,074
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	482,385
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	793,881
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	911,480
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	1,856,060
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A		2,000	1,948,140
Imperial Beach CA Redev Agy Palm Ave Coml Redev Pj	5.00%	6/1/2030	A		2,000	1,763,220
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,256,029
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,374,481
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,010,700
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,091,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR		$1,000	$920,170
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A+		3,500	1,209,425
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	A-		5,000	4,795,750
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A-		1,000	964,360
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-		1,205	1,207,326
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A+	(a)	2,000	1,952,900
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,049,940
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	932,670
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-		500	522,165
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-		1,000	1,038,460
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,529,430
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		500	519,540
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	519,090
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A		1,500	1,587,270
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		985	754,294

Total						35,289,692

Tax Revenue 1.08%

San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2		1,000	1,019,470
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,009,184

Total						2,028,654

Tobacco 3.76%

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		1,000	737,330
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		2,200	1,449,250
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		1,245	911,203
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2		2,720	2,451,726
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	875	689,833
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	970	789,590

Total						7,028,932

Transportation 8.89%

Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+		2,905	2,791,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	$2,000	$1,988,040
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	9,971,700
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AA+	1,000	1,007,540
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR	90	91,416
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR	250	252,565
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR	300	291,222
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR	250	236,707

Total					16,630,895

Utilities 18.99%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	1,000	1,006,440
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-	2,000	2,192,440
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA	2,000	2,125,720
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AA+	2,000	2,075,520
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	1,000	1,056,490
Dublin-San Ramon Svcs Dist CA	5.25%	8/1/2029	A	1,250	1,281,137
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	2,075	1,898,314
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,539,525
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A	1,000	962,270
Los Angeles CA Wst Wtr Sys Ser A	5.00%	6/1/2021	AA-	1,000	1,118,730
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	2,000	2,315,800
Northern CA Gas Auth No 1	0.923%#	7/1/2027	A	1,000	704,600
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985	2,241,799
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AA+	1,760	1,874,066
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AA+	1,000	1,045,600
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	1,500	1,631,895
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+	1,920	2,016,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+	1,540	1,617,000
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+	1,540	1,617,000
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500	1,767,195
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	Baa1	2,000	1,788,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	AA-	$1,500		$1,657,440

Total						35,533,701

Total Municipal Bonds (cost $202,777,195)						200,327,251

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)				—	(i)	26

Total Investments in Securities 107.06% (cost $202,777,221)						200,327,277

Liabilities in Excess of Cash and Other Assets(h) (7.06%)						(13,215,595)

Net Assets 100.00%						$187,111,682

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	112	Short	$(13,779,500)	$83,688
Ultra Long U.S. Treasury Bond	September 2011	48	Short	(6,060,000)	75,991

Totals				$(19,839,500)	$159,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.83%

Corporate-Backed 4.26%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		$1,290	$1,074,028
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,085	960,084
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		320	263,213
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,000	950,950
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+		1,000	833,140
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,000	833,830

Total						4,915,245

Education 12.35%

NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA+		3,000	3,038,790
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+		750	693,082
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1		2,000	2,048,520
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA+		1,150	1,198,829
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A		2,400	2,624,112
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+		1,000	901,460
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1		1,000	1,129,450
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA		2,500	2,633,700

Total						14,267,943

General Obligation 12.25%

Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA+		1,150	1,229,465
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	Aa2		1,000	1,142,600
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3		1,840	1,967,273
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1		1,410	1,570,698
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa		1,050	1,261,165
New Brunswick NJ	5.00%	10/1/2023	AA-		1,220	1,351,113
NJ St Ser Q	5.00%	8/15/2020	AA-		1,000	1,142,060
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	1,923,900
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3		900	956,295
Puerto Rico Comwlth Pub Impt Ser E(c)	5.375%	7/1/2030	A3		1,500	1,459,125
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3		5	5,040
Territory of Guam Ser A	7.00%	11/15/2039	B+		140	144,535

Total						14,153,269

Health Care 18.37%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,500	1,226,790
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		760	616,254
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	500	517,700
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	411,035
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	736,380
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,234,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1	$650	$681,843
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1	2,000	1,989,100
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+	2,000	1,939,680
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,396,040
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	650	651,970
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	2,000	2,018,300
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	1,000	951,460
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	933,680
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	903,090
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A	2,500	2,579,025
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-	1,000	1,005,370
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+	415	420,266
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+	1,000	1,012,640

Total					21,225,333

Housing 2.47%

NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3	1,500	1,446,555
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3	1,520	1,411,077

Total					2,857,632

Lease Obligations 18.53%

Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	1,250	1,263,925
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,640,150
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3	1,000	897,720
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	847,343
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+	1,250	1,303,825
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,000	988,060
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	5,025	5,067,109
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,475,852
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,014,880
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	1,421,050
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	861,950
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,615,020
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	934,510
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	1,000	1,080,680

Total					21,412,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 0.11%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(k)	6.25%	1/1/2037	NR	$1,300	$130,000

Special Tax 2.01%

NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	1,000	1,001,430
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	700,184
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	619,080

Total					2,320,694

Tax Revenue 4.15%

NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	954,760
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,385,500
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	375	367,421
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	611,397
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	479,015

Total					4,798,093

Tobacco 2.49%

NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	788,451
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3	3,000	2,083,560

Total					2,872,011

Transportation 15.37%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA+	1,500	1,559,010
NJ St Transn Tr Fd Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,186,260
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,073,240
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625	10,658,803
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	1,165	1,218,730
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,061,090

Total					17,757,133

Utilities 8.47%

Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,052,990
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	2,250	2,680,358
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	968,840
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000	950,100
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	1,000	1,018,240
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,100	2,146,830
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000	963,290

Total					9,780,648

Total Municipal Bonds (cost $118,077,970)					116,490,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND June 30, 2011

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)	—	(i)	$5

Total Investments in Securities 100.83% (cost $118,077,975)			116,490,080

Liabilities in Excess of Cash and Other Assets(h) (0.83%)			(961,955)

Net Assets 100.00%			$115,528,125

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	75	Short	$(9,227,344)	$56,041
Ultra Long U.S. Treasury Bond	September 2011	10	Short	(1,262,500)	15,831

Totals				$(10,489,844)	$71,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 107.41%

Corporate-Backed 8.85%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$575,820
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	734,590
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	361,720
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,214,612
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,479,475
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,508,880
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	2,217,010
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,245	1,833,693
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,718,592
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BB+	1,315	1,171,297
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	1,600	1,618,864
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	956,000
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,108,150
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,388,327

Total					22,887,030

Education 19.09%

Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	672,266
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	949,110
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,453,059
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	495,130
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,030,914
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	939,180
Hempstead Twn Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	350	348,674
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,106,020
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,209,510
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A(c)	5.00%	7/1/2035	Aa2	1,750	1,783,058
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,349,984
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	20,858,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	$2,750	$3,025,357
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,078,392
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA-	1,500	1,537,245
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,566,450
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	3,775	3,421,886
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	489,085
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A	1,000	1,004,310
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,048,600

Total					49,367,130

General Obligation 6.10%

Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	2,110	2,388,246
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,275,059
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,155,550
New York City NY Ser E	5.00%	8/1/2021	AA	1,000	1,140,700
New York City NY Ser E	5.00%	8/1/2023	AA	1,825	2,036,116
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	3,078,240
Puerto Rico Comwlth Pub Impt Ser E(c)	5.375%	7/1/2030	A3	3,500	3,404,625
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	289,069

Total					15,767,605

Health Care 14.81%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,399,950
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	959,320
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,768,445
Dutchess Cnty NY Loc Dev Corp Hlth Quest Sys Inc Ser A	5.75%	7/1/2030	A-	500	508,055
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,410,439
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	788,100
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	667,088
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	661,665
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	979,010
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,558,395
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,073,100
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	A-	1,250	1,205,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	$2,000	$2,021,100
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	5,608,869
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	1,009,960
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2020	BBB+	3,435	3,644,638
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2036	BBB+	2,265	2,141,512
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	1,500	1,562,985
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,947,180
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	996,530
St. Lawrence Cnty Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,379,700
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,180	936,979
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	733,210
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,462,550
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	874,965

Total					38,299,720

Housing 1.39%

New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AAA	415	437,124
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,147,932
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,008,920

Total					3,593,976

Lease Obligations 17.23%

Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,000	2,095,200
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,035,630
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B(c)	5.00%	5/1/2023	AA-	1,000	1,076,280
New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%	4/1/2031	AA-	5,000	5,155,400
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,524,250
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA+	1,830	1,975,192
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,203,000
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,338,980
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,510,709
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,081,570
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,731,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		$10,000	$10,714,877
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	934,510
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		2,000	2,161,360

Total						44,537,958

Other Revenue 6.07%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		3,000	3,057,420
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-		1,500	1,581,150
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+		2,500	2,902,850
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2		4,500	4,668,300
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3		2,385	2,478,087
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+		1,100	1,014,321

Total						15,702,128

Special Tax 0.72%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,075	1,851,564

Tax Revenue 9.24%

Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,000	2,034,040
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		4,000	4,329,220
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,162,950
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,447,456
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,806,388
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA		2,250	2,329,785
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,045,220
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		755	739,741

Total						23,894,800

Tobacco 1.92%

Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BBB-	(a)	2,350	1,735,075
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		1,750	1,571,115
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB-		2,445	1,668,444

Total						4,974,634

Transportation 11.02%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		5,000	5,004,350
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,084,690
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,297,688
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,039,720
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,099,800
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,109,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Transportation (continued)

Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	A3	$1,000		$997,720
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455		5,586,138
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	5,000		5,266,850

Total						28,485,996

Utilities 10.97%

Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190		2,383,771
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500		3,662,067
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545		1,617,770
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		8,112,480
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		2,963,986
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,054,000
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	4,500		4,582,080

Total						28,376,154

Total Municipal Bonds (cost $278,572,189)						277,738,695

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $331)				—	(i)	331

Total Investments in Securities 107.41% (cost $278,572,520)						277,739,026

Liabilities in Excess of Cash and Other Assets(h) (7.41%)						(19,172,586)

Net Assets 100.00%						$258,566,440

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2011	201	Short	$(24,729,281)	$150,189
Ultra Long U.S. Treasury Bond	September 2011	28	Short	(3,535,000)	44,328

Totals				$(28,264,281)	$194,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CR	Custodial Receipt.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2011.

TCRS	Transferable Custodial Receipts.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	The interest rate represents the rate in effect at June 30, 2011.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (see Note 2 (d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.
(i)	Amount represents less than 1,000 shares.
(j)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity. The interest represents the rate at June 30, 2011. The date shown represents the next interest reset date.
(k)	Fund received partial payment from issuer.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CBI	Certified Bond Insurance

CIFG	CIFG Guaranty

FHLMC	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND-NEW YORK TAX FREE FUND June 30, 2011

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

MBIA	Municipal Bond Investors Assurance

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

VA	Department of Veterans Affairs

XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)*
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

*	Commencement of operations and SEC effective date was October 26, 2010. The shares first became available to the public on November 1, 2010.

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2011, each Fund, except Short Duration had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2011, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$7,000,000	.09%	$14,266,280	$7,000,000
Intermediate	9,820,000	.09% -.18%	20,468,031	13,338,750
AMT Free	100,000	.09%	195,212	100,000
National	138,797,226	.09% -.24%	286,190,705	130,062,226
High Yield	132,715,000	.09% -.36%	273,011,736	159,049,863
California	14,475,000	.09% -.15%	29,484,481	14,475,000
New Jersey	5,310,000	.09%	10,658,803	5,310,000
New York	20,820,000	.09% -.15%	44,012,520	24,382,500

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(continued)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s investments carried at fair value:

Short Duration					Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$—	$—	$46,890	$—	$—	$46,890
Municipal Bonds	—	1,335,579,599	—	1,335,579,599	—	2,114,882,785	—	2,114,882,785
Money Market Mutual Fund	—	—	—	—	1,775	—	—	1,775
Variable Rate Demand Notes	—	407,790,150	—	407,790,150	—	9,380,000	—	9,380,000
Warrants	—	—	—	—	52,413	—	—	52,413

Total	$—	$1,743,369,749	$—	$1,743,369,749	$101,078	$2,124,262,785	$—	$2,124,363,863

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$233,195	$—	$—	$233,195
Liabilities	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$233,195	$—	$—	$233,195

AMT Free					National
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$42,457,723	$—	$42,457,723	$—	$1,743,125,389	$—	$1,743,125,389
Money Market Mutual Funds	—	—	—	—	5,409	—	—	5,409
Variable Rate Demand Notes	—	—	—	—	—	20,500,000	—	20,500,000

Total	$—	$42,457,723	$—	$42,457,723	$5,409	$1,763,625,389	$—	$1,763,630,798

Other Financial Instruments
Futures Contracts
Assets	$18,890	$—	$—	$18,890	$830,000	$—	$—	$830,000
Liabilities	—	—	—	—	—	—	—	—

Total	$18,890	$—	$—	$18,890	$830,000	$—	$—	$830,000

Notes to Schedule of Investments (unaudited)(continued)

High Yield					California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stock	$995,444	$—	$—	$995,444	$—	$—	$—	$—
Municipal Bonds	—	1,677,125,061	—	1,677,125,061	—	200,327,251	—	200,327,251
Money Market Mutual Funds	3,686	—	—	3,686	26	—	—	26
Variable Rate Demand Notes	—	19,000,000	—	19,000,000	—	—	—	—
Warrants	1,112,695	—	—	1,112,695	—	—	—	—

Total	$2,111,825	$1,696,125,061	$—	$1,698,236,886	$26	$200,327,251	$—	$200,327,277

Other Financial Instruments
Futures Contracts
Assets	$1,258,366	$—	$—	$1,258,366	$159,679	$—	$—	$159,679
Liabilities	—	—	—	—	—	—	—	—

Total	$1,258,366	$—	$—	$1,258,366	$159,679	$—	$—	$159,679

New Jersey					New York
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$116,490,075	$—	$116,490,075	$—	$277,738,695	$—	$277,738,695
Money Market Mutual Fund	5	—	—	5	331	—	—	331

Total	$5	$116,490,075	$—	$116,490,080	$331	$277,738,695	$—	$277,739,026

Other Financial Instruments
Futures Contracts
Assets	$71,872	$—	$—	$71,872	$194,517	$—	$—	$194,517
Liabilities	—	—	—	—	—	—	—	—

Total	$71,872	$—	$—	$71,872	$194,517	$—	$—	$194,517

*	See Schedule of Investments for fair values in each industry.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2011 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2011:

Unrealized Appreciation as of June 30, 2011
Intermediate	$233,195
AMT Free	18,890
National	830,000
High Yield	1,258,366
California	159,679
New Jersey	71,872
New York	194,517

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$1,712,527,438	$25,222,222	$(1,379,911)	$23,842,311
Intermediate	2,053,395,359	74,616,391	(13,467,887)	61,148,504
AMT Free	41,030,545	1,500,030	(172,852)	1,327,178
National	1,634,951,534	46,002,839	(56,120,801)	(10,117,962)
High Yield	1,720,894,016	40,652,306	(196,024,436)	(155,372,130)
California	188,352,013	4,564,086	(7,063,822)	(2,499,736)
New Jersey	112,672,090	3,236,739	(4,728,749)	(1,492,010)
New York	257,627,895	7,125,753	(7,834,622)	(708,869)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discounts, tender option bond trusts and other temporary adjustments.

4. REORGANIZATIONS

As of the close of business on November 19, 2010, Short Duration, Intermediate and High Yield were redomesticated from series of the Municipal Income Trust (the “Trust”) into corresponding newly organized series of the Company pursuant to a plan of redomestication approved by their shareholders on November 5, 2010. Each series maintains the same name, investment objective, policies and strategies as those of its respective predecessor series of the Trust.

As of the close of business on November 19, 2010, National acquired the net assets of each of Lord Abbett Connecticut Tax Free Fund, Lord Abbett Hawaii Tax Free Fund, Lord Abbett Missouri Tax Free Fund, Lord Abbett Georgia Tax Free Trust and Lord Abbett Pennsylvania Tax Free Trust, (collectively, the “Acquired Funds”) pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange. The total net assets of National immediately before the acquisition were $1,190,394,762. Total net assets of the Acquired Funds immediately before the acquisition were $590,280,917. Total net assets of National immediately after the acquisition were $1,780,675,679.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011